UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05639

Pacholder High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 217-9502

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

Pacholder High Yield Fund, Inc.

Schedule of Portfolio Investments as of March 31, 2017

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2017.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments

As of March 31, 2017 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
CONVERTIBLE BONDS — 0.0%[12]
CONSUMER DISCRETIONARY — 0.0%[12]
MEDIA — 0.0%
Adelphia Communications Corp., Pfd, 6.000%, 12/31/49[1,4]	$125	$—	0.0%

SPECIALTY RETAIL — 0.0%[12]
Nebraska Book Holdings, Inc., Private Placement, Sr Unsec’d Nt, 2.000% (PIK), 04/01/26[2,17]	232	23,188	0.0	[12]

Total Convertible Bonds
(Cost $38,204)		23,188	0.0	[12]

CORPORATE BONDS — 128.2%
CONSUMER DISCRETIONARY — 24.5%
AUTO COMPONENTS — 3.1%
American Axle & Manufacturing, Inc., Co Guar, 6.625%, 10/15/22	5	5,150	0.0	[12]
American Axle & Manufacturing, Inc., Private Placement, Co Guar,
6.250%, 04/01/25[2]	268	268,335	0.2
6.500%, 04/01/27[2]	292	291,086	0.3
Cooper-Standard Automotive, Inc., Private Placement, Co Guar, 5.625%, 11/15/26[2]	95	95,000	0.1
Goodyear Tire & Rubber Co. (The), Co Guar,
4.875%, 03/15/27	175	175,000	0.2
5.000%, 05/31/26[19]	165	169,125	0.2
5.125%, 11/15/23[19]	130	135,525	0.1
7.000%, 05/15/22[19]	643	668,913	0.6
Icahn Enterprises LP, Co Guar, 5.875%, 02/01/22[19]	243	246,645	0.2
Icahn Enterprises LP, Private Placement, Sr Unsec’d Nt,
6.250%, 02/01/22[2]	52	52,780	0.0	[12]
6.750%, 02/01/24[2]	52	53,625	0.1
IHO Verwaltung GmbH, Private Placement, Sr Sec’d Nt, (Germany), 4.750% (cash), 09/15/26[2,17]	200	195,000	0.2
JB Poindexter & Co., Inc., Private Placement, Sr Unsec’d Nt, 9.000%, 04/01/22[2]	182	190,645	0.2
MPG Holdco I, Inc., Co Guar, 7.375%, 10/15/22	336	364,560	0.4
AUTO COMPONENTS — (continued)
Tenneco, Inc., Co Guar, 5.375%, 12/15/24	53	54,590	0.1
ZF North America Capital, Inc., Private Placement, Co Guar, (Germany), 4.750%, 04/29/25[2]	204	211,140	0.2

		3,177,119	3.1
AUTOMOBILES — 0.7%
Fiat Chrysler Automobiles NV, Sr Unsec’d Nt, (United Kingdom), 5.250%, 04/15/23[19]	400	411,400	0.4
Jaguar Land Rover Automotive plc, Private Placement, Co Guar, (United Kingdom),
4.125%, 12/15/18[2]	200	204,250	0.2
5.625%, 02/01/23[2]	150	156,000	0.1
Motors Liquidation Co.,
7.750%, 03/15/36[1,4]	55	—	0.0
8.100%, 06/15/24[1,4]	1,725	—	0.0
8.375%, 07/15/33[1,4]	425	—	0.0
VAR, 6.750%, 05/01/28[1,4]	50	—	0.0

		771,650	0.7
DISTRIBUTORS — 0.3%
Global Partners LP, Co Guar,
6.250%, 07/15/22	101	98,980	0.1
7.000%, 06/15/23	50	49,500	0.0	[12]
Performance Food Group, Inc., Private Placement, Co Guar, 5.500%, 06/01/24[2]	45	46,012	0.0	[12]
Univar USA, Inc., Private Placement, Co Guar, 6.750%, 07/15/23[2]	145	150,438	0.2

		344,930	0.3
HOTELS, RESTAURANTS & LEISURE — 5.7%
1011778 BC ULC, Private Placement, Sec’d Nt, (Canada), 6.000%, 04/01/22[2]	110	114,125	0.1
1011778 BC ULC, Private Placement, Sr Sec’d Nt, (Canada), 4.625%, 01/15/22[2]	60	61,425	0.1
Boyd Gaming Corp., Co Guar,
6.375%, 04/01/26	70	74,900	0.1
6.875%, 05/15/23[19]	192	206,880	0.2
CCM Merger, Inc., Private Placement, Sr Unsec’d Nt, 6.000%, 03/15/22[2]	91	92,820	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2017 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
HOTELS, RESTAURANTS & LEISURE — (continued)
Cedar Fair LP, Co Guar,
5.250%, 03/15/21[19]	$100	$102,500	0.1%
5.375%, 06/01/24	70	71,750	0.1
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Private Placement, Sr Sec’d Nt, 10.500%, 07/01/19[2]	185	180,375	0.2
Eagle II Acquisition Co. LLC, Private Placement, Sr Unsec’d Nt, 6.000%, 04/01/25[2]	25	25,750	0.0	[12]
Eldorado Resorts, Inc., Co Guar, 7.000%, 08/01/23	40	42,900	0.0	[12]
ESH Hospitality, Inc., Private Placement, Co Guar, 5.250%, 05/01/25[2,19]	214	215,738	0.2
Gateway Casinos & Entertainment Ltd., Private Placement, Sec’d Nt, (Canada), 8.250%, 03/01/24[2]	120	121,500	0.1
GLP Capital LP, Co Guar,
4.375%, 04/15/21	10	10,275	0.0	[12]
5.375%, 11/01/23[19]	275	291,500	0.3
5.375%, 04/15/26	50	51,625	0.0	[12]
Golden Nugget, Inc., Private Placement, Sr Unsec’d Nt, 8.500%, 12/01/21[2]	130	137,800	0.1
Hilton Domestic Operating Co., Inc., Private Placement, Co Guar, 4.250%, 09/01/24[2]	155	153,062	0.2
Hilton Grand Vacations Borrower LLC, Private Placement, Co Guar, 6.125%, 12/01/24[2]	60	63,000	0.1
Hilton Worldwide Finance LLC, Private Placement, Sr Unsec’d Nt,
4.625%, 04/01/25[2]	93	93,930	0.1
4.875%, 04/01/27[2]	46	46,460	0.0	[12]
International Game Technology plc, Private Placement, Sr Sec’d Nt, 6.500%, 02/15/25[2,19]	200	213,000	0.2
Isle of Capri Casinos, Inc., Co Guar, 5.875%, 03/15/21[19]	100	103,140	0.1
Jack Ohio Finance LLC, Private Placement, Sr Sec’d Nt, 6.750%, 11/15/21[2]	145	150,075	0.1
KFC Holding Co., Private Placement, Co Guar,
5.000%, 06/01/24[2]	140	142,975	0.2
5.250%, 06/01/26[2]	140	142,450	0.1
HOTELS, RESTAURANTS & LEISURE — (continued)
Landry’s, Inc., Private Placement, Sr Unsec’d Nt, 6.750%, 10/15/24[2]	157	162,888	0.2
MGM Resorts International, Co Guar,
4.625%, 09/01/26[19]	161	156,170	0.2
5.250%, 03/31/20[19]	110	115,775	0.1
6.000%, 03/15/23[19]	145	156,056	0.1
6.625%, 12/15/21[19]	312	345,540	0.3
6.750%, 10/01/20[19]	113	124,300	0.1
7.750%, 03/15/22[19]	49	56,503	0.1
NCL Corp. Ltd., Private Placement, Sr Unsec’d Nt, 4.750%, 12/15/21[2]	242	245,630	0.2
Sabre GLBL, Inc., Private Placement, Sr Sec’d Nt,
5.250%, 11/15/23[2]	30	30,675	0.0	[12]
5.375%, 04/15/23[2]	99	101,228	0.1
Scientific Games International, Inc., Co Guar, 10.000%, 12/01/22[19]	405	431,831	0.4
Scientific Games International, Inc., Private Placement, Sr Sec’d Nt, 7.000%, 01/01/22[2]	75	80,156	0.1
Seminole Hard Rock Entertainment, Inc., Private Placement, Co Guar, 5.875%, 05/15/21[2]	260	263,900	0.3
Shingle Springs Tribal Gaming Authority, Private Placement, Sr Unsec’d Nt, 9.750%, 09/01/21[2,19]	184	197,340	0.2
Six Flags Entertainment Corp., Private Placement, Co Guar, 4.875%, 07/31/24[2,18,19]	257	253,627	0.2
Wynn Las Vegas LLC, Co Guar, 5.375%, 03/15/22	15	15,356	0.0	[12]
Wynn Las Vegas LLC, Private Placement, Co Guar, 5.500%, 03/01/25[2,19]	280	284,550	0.3

		5,931,480	5.7
HOUSEHOLD DURABLES — 1.2%
American Greetings Corp., Private Placement, Sr Unsec’d Nt, 7.875%, 02/15/25[2]	155	162,362	0.2
CalAtlantic Group, Inc., Co Guar,
5.250%, 06/01/26	48	47,820	0.1
5.875%, 11/15/24[19]	240	252,000	0.2
8.375%, 01/15/21	75	87,000	0.1
Mattamy Group Corp., Private Placement, Co Guar, (Canada), 6.500%, 11/15/20[2]	144	147,960	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2017 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
HOUSEHOLD DURABLES — (continued)
Mattamy Group Corp., Private Placement, Sr Unsec’d Nt, (Canada), 6.875%, 12/15/23[2]	$35	$36,313	0.0%[12]
New Home Co., Inc. (The), Private Placement, Co Guar, 7.250%, 04/01/22[2]	201	202,005	0.2
Radio Systems Corp., Private Placement, Sec’d Nt, 8.375%, 11/01/19[2]	102	106,080	0.1
Tempur Sealy International, Inc., Co Guar, 5.625%, 10/15/23[19]	135	135,675	0.1
Toll Brothers Finance Corp., Co Guar, 5.625%, 01/15/24	110	116,050	0.1

		1,293,265	1.2
INTERNET & DIRECT MARKETING RETAIL — 0.2%
Netflix, Inc., Private Placement, Co Guar, 4.375%, 11/15/26[2]	63	61,898	0.1
Netflix, Inc., Sr Unsec’d Nt,
5.500%, 02/15/22	75	79,687	0.1
5.750%, 03/01/24[19]	40	42,748	0.0	[12]

		184,333	0.2
MEDIA — 11.6%
Altice Financing SA, Private Placement, Sr Sec’d Nt, (Luxembourg),
6.500%, 01/15/22[2]	200	208,500	0.2
6.625%, 02/15/23[2]	200	208,000	0.2
7.500%, 05/15/26[2]	250	265,625	0.3
Altice Luxembourg SA, Private Placement, Co Guar, (Luxembourg), 7.750%, 05/15/22[2,19]	282	299,272	0.3
Altice US Finance I Corp., Private Placement, Sr Sec’d Nt,
5.375%, 07/15/23[2,19]	430	445,587	0.4
5.500%, 05/15/26[2]	256	263,040	0.3
AMC Entertainment Holdings, Inc., Private Placement, Co Guar, 6.125%, 05/15/27[2]	75	75,656	0.1
AMC Entertainment, Inc., Co Guar, 5.875%, 02/15/22	91	94,981	0.1
AMC Entertainment, Inc., Private Placement, Co Guar, 5.875%, 11/15/26[2]	90	91,012	0.1
AMC Networks, Inc., Co Guar, 5.000%, 04/01/24[19]	250	250,312	0.2
MEDIA — (continued)
Cablevision Systems Corp., Sr Unsec’d Nt, 8.000%, 04/15/20[19]	453	501,697	0.5
8.625%, 09/15/17	29	29,797	0.0	[12]
Clear Channel Worldwide Holdings, Inc., Co Guar,
Series A, 6.500%, 11/15/22	171	173,565	0.2
Series A, 7.625%, 03/15/20	25	24,813	0.0	[12]
Series B, 6.500%, 11/15/22	224	232,539	0.2
Series B, 7.625%, 03/15/20[19]	339	341,966	0.3
CSC Holdings LLC, Private Placement, Co Guar, 5.500%, 04/15/27[2,19]	360	365,850	0.4
CSC Holdings LLC, Sr Unsec’d Nt,
6.750%, 11/15/21	135	146,391	0.1
8.625%, 02/15/19	100	109,750	0.1
DISH DBS Corp., Co Guar,
5.875%, 07/15/22	180	189,111	0.2
5.875%, 11/15/24	184	193,200	0.2
6.750%, 06/01/21[19]	941	1,015,692	1.0
7.750%, 07/01/26	216	251,100	0.2
EMI Music Publishing Group North America Holdings, Inc., Private Placement, Co Guar, 7.625%, 06/15/24[2]	120	130,800	0.1
Gray Television, Inc., Private Placement, Co Guar,
5.125%, 10/15/24[2,19]	155	153,063	0.1
5.875%, 07/15/26[2]	100	101,750	0.1
Lamar Media Corp., Co Guar,
5.375%, 01/15/24	17	17,553	0.0	[12]
5.750%, 02/01/26	98	104,860	0.1
Liberty Interactive LLC, Sr Unsec’d Nt, 8.250%, 02/01/30[19]	160	172,000	0.2
LIN Television Corp., Co Guar, 5.875%, 11/15/22	79	81,765	0.1
Live Nation Entertainment, Inc., Private Placement, Co Guar, 4.875%, 11/01/24[2]	210	210,000	0.2
Mediacom Broadband LLC, Sr Unsec’d Nt, 6.375%, 04/01/23[19]	205	214,738	0.2
Nexstar Broadcasting, Inc., Private Placement, Co Guar,
5.625%, 08/01/24[2]	35	35,525	0.0	[12]
6.125%, 02/15/22[2]	90	93,600	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2017 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
MEDIA — (continued)
Nielsen Finance LLC, Private Placement, Co Guar, 5.000%, 04/15/22[2,19]	$427	$436,608	0.4%
Outfront Media Capital LLC, Co Guar,
5.250%, 02/15/22	88	91,080	0.1
5.625%, 02/15/24	70	73,150	0.0	[12]
5.875%, 03/15/25	75	78,562	0.1
Quebecor Media, Inc., Sr Unsec’d Nt, (Canada), 5.750%, 01/15/23	53	55,253	0.1
Quebecor, Inc., (Canada), 9.750%, 01/15/16[1,4]	585	—	0.0
Regal Entertainment Group, Sr Unsec’d Nt,
5.750%, 03/15/22[19]	150	156,563	0.2
5.750%, 06/15/23[19]	100	103,750	0.1
Sinclair Television Group, Inc., Co Guar, 6.125%, 10/01/22[19]	200	209,250	0.2
Sinclair Television Group, Inc., Private Placement, Co Guar, 5.125%, 02/15/27[2]	95	91,675	0.1
Sirius XM Radio, Inc., Private Placement, Co Guar,
4.625%, 05/15/23[2]	173	176,892	0.2
5.375%, 04/15/25[2]	125	127,938	0.1
5.750%, 08/01/21[2,19]	78	81,042	0.1
6.000%, 07/15/24[2]	42	45,045	0.0	[12]
TEGNA, Inc., Co Guar,
5.125%, 07/15/20	62	64,092	0.1
6.375%, 10/15/23[19]	280	296,100	0.3
TEGNA, Inc., Private Placement, Co Guar, 5.500%, 09/15/24[2]	65	66,544	0.1
Unitymedia GmbH, Private Placement, Sec’d Nt, (Germany), 6.125%, 01/15/25[2,19]	400	421,000	0.4
Unitymedia Hessen GmbH & Co. KG, Private Placement, Sr Sec’d Nt, (Germany), 5.000%, 01/15/25[2]	200	204,500	0.2
Univision Communications, Inc., Private Placement, Sr Sec’d Nt,
5.125%, 05/15/23[2,19]	115	114,569	0.1
5.125%, 02/15/25[2,19]	356	350,215	0.3
6.750%, 09/15/22[2,19]	277	290,570	0.3
UPCB Finance IV Ltd., Private Placement, Sr Sec’d Nt, (Netherlands), 5.375%, 01/15/25[2,19]	200	201,250	0.2
MEDIA — (continued)
Videotron Ltd., Private Placement, Co Guar, (Canada),
5.375%, 03/31/27[2,18]	53	53,000	0.1
5.375%, 06/15/24[2,19]	138	143,348	0.1
WMG Acquisition Corp., Private Placement, Co Guar, 6.750%, 04/15/22[2,19]	267	280,684	0.3
WMG Acquisition Corp., Private Placement, Sr Sec’d Nt,
4.875%, 11/01/24[2]	40	40,200	0.1
5.000%, 08/01/23[2]	30	30,300	0.0	[12]
5.625%, 04/15/22[2]	135	139,725	0.1
Ziggo Secured Finance BV, Private Placement, Sr Sec’d Nt, (Netherlands), 5.500%, 01/15/27[2,19]	435	434,957	0.4

		11,950,972	11.6
MULTILINE RETAIL — 0.3%
Dollar Tree, Inc., Co Guar, 5.750%, 03/01/23	74	78,810	0.1
JC Penney Corp., Inc., Co Guar, 8.125%, 10/01/19	51	55,080	0.1
JC Penney Corp., Inc., Private Placement, Sr Sec’d Nt, 5.875%, 07/01/23[2]	20	20,000	0.0	[12]
Neiman Marcus Group Ltd. LLC, Private Placement, Co Guar, 8.000%, 10/15/21[2]	211	127,048	0.1

		280,938	0.3
SPECIALTY RETAIL — 1.3%
Caleres, Inc., Co Guar, 6.250%, 08/15/23[19]	103	107,377	0.1
Claire’s Stores, Inc., Private Placement, Sr Sec’d Nt, 9.000%, 03/15/19[2]	659	263,600	0.3
Guitar Center, Inc., Private Placement, Sr Sec’d Nt, 6.500%, 04/15/19[2,19]	69	57,960	0.1
Jo-Ann Stores LLC, Private Placement, Sr Unsec’d Nt, 8.125%, 03/15/19[2]	29	28,927	0.0	[12]
L Brands, Inc., Co Guar, 6.750%, 07/01/36[19]	150	142,920	0.1
Party City Holdings, Inc., Private Placement, Co Guar, 6.125%, 08/15/23[2,19]	90	91,125	0.1
Penske Automotive Group, Inc., Co Guar, 5.500%, 05/15/26[19]	162	158,760	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2017 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
SPECIALTY RETAIL — (continued)
PetSmart, Inc., Private Placement, Sr Unsec’d Nt, 7.125%, 03/15/23[2,19]	$295	$280,250	0.3%
Sally Holdings LLC, Co Guar, 5.625%, 12/01/25[19]	133	132,834	0.1
Sonic Automotive, Inc., Private Placement, Co Guar, 6.125%, 03/15/27[2]	46	46,058	0.0	[12]

		1,309,811	1.3
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Hanesbrands, Inc., Private Placement, Co Guar,
4.625%, 05/15/24[2]	60	59,175	0.1
4.875%, 05/15/26[2]	60	58,950	0.0	[12]

		118,125	0.1

Total Consumer Discretionary		25,362,623	24.5

CONSUMER STAPLES — 6.9%
BEVERAGES — 0.2%
Cott Holdings, Inc., Private Placement, Co Guar, (Canada), 5.500%, 04/01/25[2]	171	174,044	0.2

FOOD & STAPLES RETAILING — 2.8%
Albertsons Cos. LLC, Private Placement, Sr Unsec’d Nt,
5.750%, 03/15/25[2,19]	330	320,100	0.3
6.625%, 06/15/24[2]	365	373,212	0.4
Ingles Markets, Inc., Sr Unsec’d Nt, 5.750%, 06/15/23	18	18,135	0.0	[12]
New Albertsons, Inc., Sr Unsec’d Nt,
7.450%, 08/01/29	80	75,800	0.1
7.750%, 06/15/26	100	97,750	0.1
8.000%, 05/01/31	253	244,145	0.2
8.700%, 05/01/30	7	6,930	0.0	[12]
Rite Aid Corp., Co Guar, 6.750%, 06/15/21[19]	160	161,200	0.2
Rite Aid Corp., Private Placement, Co Guar, 6.125%, 04/01/23[2,19]	262	259,708	0.2
Safeway, Inc., Sr Unsec’d Nt, 5.000%, 08/15/19	6	6,098	0.0	[12]
SUPERVALU, Inc., Sr Unsec’d Nt,
6.750%, 06/01/21	384	382,080	0.4
7.750%, 11/15/22[19]	720	706,500	0.7
Tops Holding LLC, Private Placement, Sr Sec’d Nt, 8.000%, 06/15/22[2]	150	123,000	0.1
FOOD & STAPLES RETAILING — (continued)
US Foods, Inc., Private Placement, Co Guar, 5.875%, 06/15/24[2]	105	108,937	0.1

		2,883,595	2.8
FOOD PRODUCTS — 2.7%
B&G Foods, Inc., Co Guar, 5.250%, 04/01/25	130	131,137	0.1
Bumble Bee Holdings, Inc., Private Placement, Sr Sec’d Nt, 9.000%, 12/15/17[2]	265	258,375	0.2
Dean Foods Co., Private Placement, Co Guar, 6.500%, 03/15/23[2,19]	375	390,937	0.4
Dole Food Co., Inc., Private Placement, Sr Sec’d Nt, 7.250%, 06/15/25[2]	192	191,520	0.2
JBS USA SA, Private Placement, Co Guar, (Brazil),
5.750%, 06/15/25[2]	193	194,930	0.2
5.875%, 07/15/24[2]	221	225,973	0.2
7.250%, 06/01/21[2]	258	264,450	0.2
7.250%, 06/01/21[2]	177	181,425	0.2
8.250%, 02/01/20[2]	78	79,155	0.1
Pilgrim’s Pride Corp., Private Placement, Co Guar, 5.750%, 03/15/25[2,19]	105	105,788	0.1
Post Holdings, Inc., Private Placement, Co Guar,
5.000%, 08/15/26[2]	250	239,375	0.2
5.500%, 03/01/25[2]	118	117,705	0.1
5.750%, 03/01/27[2]	107	106,733	0.1
7.750%, 03/15/24[2]	82	90,422	0.1
8.000%, 07/15/25[2]	33	37,042	0.1
Shearer’s Foods LLC, Private Placement, Sr Sec’d Nt, 9.000%, 11/01/19[2]	125	130,313	0.1
Wells Enterprises, Inc., Private Placement, Sr Sec’d Nt, 6.750%, 02/01/20[2]	88	90,750	0.1

		2,836,030	2.7
HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co., Co Guar, 6.125%, 11/15/23	25	26,375	0.0	[12]
Kronos Acquisition Holdings, Inc., Private Placement, Co Guar, (Canada), 9.000%, 08/15/23[2]	281	285,917	0.3
Spectrum Brands, Inc., Co Guar,
5.750%, 07/15/25[19]	102	107,865	0.1
6.125%, 12/15/24	43	45,473	0.1
6.625%, 11/15/22	42	44,257	0.0	[12]

		509,887	0.5

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2017 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
PERSONAL PRODUCTS — 0.7%
Nature’s Bounty Co. (The), Private Placement, Sr Unsec’d Nt, 7.625%, 05/15/21[2,19]	$345	$363,112	0.3%
Prestige Brands, Inc., Private Placement, Co Guar,
5.375%, 12/15/21[2,19]	100	102,250	0.1
6.375%, 03/01/24[2]	55	57,750	0.1
Revlon Consumer Products Corp., Co Guar,
5.750%, 02/15/21[19]	119	118,851	0.1
6.250%, 08/01/24	107	106,733	0.1

		748,696	0.7

Total Consumer Staples		7,152,252	6.9

ENERGY — 18.9%
ENERGY EQUIPMENT & SERVICES — 4.7%
Archrock Partners LP, Co Guar, 6.000%, 10/01/22[19]	120	118,200	0.1
CSI Compressco LP, Co Guar, 7.250%, 08/15/22[19]	176	167,200	0.2
Ensco plc, Sr Unsec’d Nt,
4.500%, 10/01/24	29	24,432	0.0	[12]
5.200%, 03/15/25	52	45,110	0.1
8.000%, 01/31/24	28	28,350	0.0	[12]
Nabors Industries, Inc., Private Placement, Co Guar, 5.500%, 01/15/23[2]	115	117,372	0.1
Noble Holding International Ltd., Co Guar, (United Kingdom),
5.250%, 03/15/42	11	7,370	0.0	[12]
6.200%, 08/01/40	73	52,560	0.0	[12]
7.750%, 01/15/24	90	86,400	0.1
Parker Drilling Co., Co Guar,
6.750%, 07/15/22	322	286,580	0.3
7.500%, 08/01/20	26	24,310	0.0	[12]
Precision Drilling Corp., Co Guar, (Canada), 5.250%, 11/15/24[19]	170	160,650	0.2
Rowan Cos., Inc., Co Guar, 7.375%, 06/15/25	201	202,507	0.2
Sea Trucks Group Ltd., Private Placement, Sr Sec’d Nt, (Nigeria), Reg. S, 9.000%, 03/26/18[1,2,4]	195	70,200	0.1
SESI LLC, Co Guar, 7.125%, 12/15/21[19]	335	339,188	0.3
ENERGY EQUIPMENT & SERVICES — (continued)
Shelf Drilling Holdings Ltd., Private Placement, Sec’d Nt, (United Arab Emirates), 9.500%, 11/02/20[2]	299	280,514	0.3
Transocean Proteus Ltd., Private Placement, Sr Sec’d Nt, 6.250%, 12/01/24[2]	56	57,820	0.1
Transocean, Inc., Co Guar,
5.550%, 10/15/22	102	95,944	0.1
6.800%, 03/15/38	247	203,157	0.2
7.500%, 04/15/31	26	23,400	0.0	[12]
9.100%, 12/15/41	81	77,355	0.1
Transocean, Inc., Private Placement, Co Guar, 9.000%, 07/15/23[2,19]	617	658,648	0.6
Trinidad Drilling Ltd., Private Placement, Co Guar, (Canada), 6.625%, 02/15/25[2]	129	128,839	0.1
Unit Corp., Co Guar, 6.625%, 05/15/21	327	322,095	0.3
Weatherford International LLC, Co Guar, 6.750%, 09/15/40	28	26,600	0.0	[12]
Weatherford International Ltd., Co Guar,
4.500%, 04/15/22	77	73,728	0.1
5.950%, 04/15/42	51	44,370	0.1
6.500%, 08/01/36	186	175,770	0.2
6.800%, 06/15/37	17	16,362	0.0	[12]
7.000%, 03/15/38[19]	224	216,720	0.2
7.750%, 06/15/21	38	40,992	0.0	[12]
8.250%, 06/15/23	93	101,138	0.1
Weatherford International Ltd.,Private Placement, Co Guar, 9.875%, 02/15/24[2,19]	473	547,498	0.5

		4,821,379	4.7
OIL, GAS & CONSUMABLE FUELS — 14.2%
Antero Resources Corp., Co Guar, 5.125%, 12/01/22[19]	458	464,011	0.5
Antero Resources Corp., Private Placement, Co Guar, 5.000%, 03/01/25[2]	84	82,320	0.1
Baytex Energy Corp., Private Placement, Co Guar, (Canada),
5.125%, 06/01/21[2]	44	39,710	0.1
5.625%, 06/01/24[2]	44	38,720	0.0	[12]
Blue Racer Midstream LLC, Private Placement, Co Guar, 6.125%, 11/15/22[2]	70	70,875	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2017 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
OIL, GAS & CONSUMABLE FUELS — (continued)
California Resources Corp., Private Placement, Sec’d Nt, 8.000%, 12/15/22[2,19]	$482	$392,830	0.4%
Callon Petroleum Co., Private Placement, Co Guar, 6.125%, 10/01/24[2]	141	146,640	0.1
Cenovus Energy, Inc., Sr Unsec’d Nt, (Canada), 6.750%, 11/15/39[19]	154	175,769	0.2
Cheniere Corpus Christi Holdings LLC, Private Placement, Sr Sec’d Nt,
5.875%, 03/31/25[2]	140	145,950	0.1
7.000%, 06/30/24[2]	155	170,694	0.2
Chesapeake Energy Corp., Co Guar,
4.875%, 04/15/22	205	184,500	0.2
5.750%, 03/15/23	61	55,510	0.0	[12]
6.125%, 02/15/21	117	113,490	0.1
Chesapeake Energy Corp., Private Placement, Co Guar, 8.000%, 01/15/25[2]	142	142,000	0.1
Citgo Holding, Inc., Private Placement, Sr Sec’d Nt, 10.750%, 02/15/20[2,19]	359	385,925	0.4
CITGO Petroleum Corp., Private Placement, Sr Sec’d Nt, 6.250%, 08/15/22[2,19]	204	206,550	0.2
CONSOL Energy, Inc., Co Guar, 5.875%, 04/15/22[19]	130	128,537	0.1
Continental Resources, Inc., Co Guar,
3.800%, 06/01/24	44	41,030	0.0	[12]
4.500%, 04/15/23	81	78,975	0.1
5.000%, 09/15/22[19]	559	564,590	0.6
Crestwood Midstream Partners LP, Co Guar, 6.250%, 04/01/23	5	5,187	0.0	[12]
Crestwood Midstream Partners LP, Private Placement, Co Guar, 5.750%, 04/01/25[2]	145	148,081	0.1
DCP Midstream LLC, Private Placement, Co Guar,
4.750%, 09/30/21[2]	46	46,782	0.1
5.350%, 03/15/20[2]	10	10,350	0.0	[12]
DCP Midstream Operating LP, Co Guar,
3.875%, 03/15/23	288	276,480	0.3
4.950%, 04/01/22	47	47,470	0.0	[12]
DCP Midstream Operating LP, Private Placement, Co Guar, 6.750%, 09/15/37[2]	125	134,375	0.1
OIL, GAS & CONSUMABLE FUELS — (continued)
Energy Transfer Equity LP, Sr Sec’d Nt,
5.875%, 01/15/24[19]	405	430,312	0.4
7.500%, 10/15/20	19	21,185	0.0	[12]
EP Energy LLC, Co Guar,
6.375%, 06/15/23	65	49,888	0.1
7.750%, 09/01/22	142	118,925	0.1
9.375%, 05/01/20[19]	779	734,207	0.7
EP Energy LLC, Private Placement, Sec’d Nt, 8.000%, 02/15/25[2,19]	1,235	1,148,550	1.1
Genesis Energy LP, Co Guar,
5.625%, 06/15/24[19]	125	122,187	0.1
6.000%, 05/15/23	82	82,410	0.1
6.750%, 08/01/22	75	77,325	0.1
Hilcorp Energy I LP, Private Placement, Sr Unsec’d Nt,
5.000%, 12/01/24[2,19]	377	353,437	0.4
5.750%, 10/01/25[2,19]	225	217,125	0.2
Holly Energy Partners LP, Private Placement, Co Guar, 6.000%, 08/01/24[2]	137	143,507	0.1
Martin Midstream Partners LP, Co Guar, 7.250%, 02/15/21[19]	76	76,760	0.1
MEG Energy Corp., Private Placement, Co Guar, (Canada),
6.375%, 01/30/23[2]	200	178,500	0.2
7.000%, 03/31/24[2,19]	181	161,995	0.1
MEG Energy Corp., Private Placement, Sec’d Nt, (Canada), 6.500%, 01/15/25[2]	343	343,000	0.3
NGL Energy Partners LP, Co Guar,
5.125%, 07/15/19	53	53,132	0.1
6.875%, 10/15/21	105	107,100	0.1
NGL Energy Partners LP, Private Placement, Co Guar, 6.125%, 03/01/25[2]	139	134,830	0.1
NGPL PipeCo LLC, Private Placement, Sr Sec’d Nt, 9.625%, 06/01/19[2]	75	77,625	0.1
NuStar Logistics LP, Co Guar,
4.800%, 09/01/20	80	80,952	0.1
6.750%, 02/01/21	135	143,100	0.1
Oasis Petroleum, Inc., Co Guar, 6.500%, 11/01/21	121	121,302	0.1
ONEOK, Inc., Sr Unsec’d Nt,
4.250%, 02/01/22	123	125,460	0.1
7.500%, 09/01/23	24	28,024	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2017 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
OIL, GAS & CONSUMABLE FUELS — (continued)
PBF Holding Co. LLC, Sr Sec’d Nt, 7.000%, 11/15/23	$121	$121,303	0.1%
PBF Logistics LP, Co Guar, 6.875%, 05/15/23	71	71,888	0.1
Peabody Securities Finance Corp., Private Placement, Sr Sec’d Nt, 6.000%, 03/31/22[2]	42	41,790	0.0	[12]
Penn Virginia Corp., 8.500%, 05/01/20[1,4]	211	4,220	0.0	[12]
QEP Resources, Inc., Sr Unsec’d Nt,
5.250%, 05/01/23[19]	183	179,411	0.2
5.375%, 10/01/22[19]	526	518,110	0.5
Range Resources Corp., Co Guar, 4.875%, 05/15/25	24	22,980	0.0	[12]
Rice Energy, Inc., Co Guar, 7.250%, 05/01/23[19]	108	115,020	0.1
Rockies Express Pipeline LLC, Private Placement, Sr Unsec’d Nt, 5.625%, 04/15/20[2]	81	85,253	0.1
Rose Rock Midstream LP, Co Guar,
5.625%, 07/15/22	78	77,074	0.1
5.625%, 11/15/23	78	76,440	0.1
RSP Permian, Inc., Co Guar, 6.625%, 10/01/22	62	65,255	0.1
RSP Permian, Inc., Private Placement, Co Guar, 5.250%, 01/15/25[2]	70	70,525	0.1
SM Energy Co., Sr Unsec’d Nt,
5.000%, 01/15/24[19]	220	207,900	0.2
5.625%, 06/01/25[19]	98	93,786	0.1
6.500%, 11/15/21[19]	150	153,750	0.1
Stone Energy Corp., Sec’d Nt, 7.500%, 05/31/22	19	18,764	0.0	[12]
Summit Midstream Holdings LLC, Co Guar,
5.500%, 08/15/22	90	90,000	0.1
5.750%, 04/15/25	138	137,310	0.1
Sunoco LP, Co Guar,
6.250%, 04/15/21	227	232,108	0.2
6.375%, 04/01/23	135	137,025	0.2
Tallgrass Energy Partners LP, Private Placement, Co Guar, 5.500%, 09/15/24[2]	140	140,700	0.1
Targa Resources Partners LP, Co Guar,
4.250%, 11/15/23	171	167,153	0.2
6.375%, 08/01/22	52	53,625	0.0	[12]
OIL, GAS & CONSUMABLE FUELS — (continued)
Targa Resources Partners LP, Private Placement, Co Guar,
5.125%, 02/01/25[2,19]	209	215,270	0.2
5.375%, 02/01/27[2]	65	67,275	0.1
TerraForm Power Operating LLC, Private Placement, Co Guar,
6.375%, 02/01/23[2,7]	167	173,471	0.1
6.625%, 06/15/25[2,7]	174	185,745	0.2
Tesoro Corp., Private Placement, Co Guar, 4.750%, 12/15/23[2]	121	124,883	0.1
Tesoro Logistics LP, Co Guar,
5.250%, 01/15/25	130	135,688	0.1
5.500%, 10/15/19[19]	97	102,335	0.1
5.875%, 10/01/20	15	15,412	0.0	[12]
6.125%, 10/15/21	30	31,387	0.0	[12]
6.250%, 10/15/22[19]	158	166,888	0.2
6.375%, 05/01/24	105	113,663	0.1
W&T Offshore, Inc., Co Guar, 8.500%, 06/15/19	243	196,223	0.2
Western Refining Logistics LP, Co Guar, 7.500%, 02/15/23	67	72,025	0.1
Whiting Petroleum Corp., Co Guar,
5.750%, 03/15/21	134	133,163	0.1
6.250%, 04/01/23	18	17,910	0.0	[12]
Williams Cos., Inc. (The), Sr Unsec’d Nt,
Series A, 7.500%, 01/15/31	11	12,815	0.0	[12]
3.700%, 01/15/23	145	142,463	0.1
5.750%, 06/24/44	115	115,575	0.1
7.750%, 06/15/31	75	88,125	0.1
WPX Energy, Inc., Sr Unsec’d Nt, 5.250%, 09/15/24[19]	270	261,225	0.3

		14,681,120	14.2

Total Energy		19,502,499	18.9

FINANCIALS — 7.9%
BANKS — 3.0%
Bank of America Corp., Jr Sub Nt, Series AA, VAR, 6.100%, 03/17/25[14,19]	254	269,113	0.3
Barclays plc, Jr Sub Nt, (United Kingdom), VAR, 8.250%, 12/15/18[14,19]	205	215,415	0.2
CIT Group, Inc., Sr Unsec’d Nt,
5.000%, 08/15/22[19]	327	342,327	0.3
5.375%, 05/15/20[19]	335	356,986	0.4

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2017 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
BANKS — (continued)
Citigroup, Inc., Jr Sub Nt,
Series P, VAR, 5.950%, 05/15/25[14,19]	$100	$104,126	0.1%
Series R, VAR, 6.125%, 11/15/20[14]	85	89,675	0.1
VAR, 5.950%, 01/30/23[14,19]	235	245,281	0.2
Credit Agricole SA, Private Placement, Jr Sub Nt, (France), VAR, 8.125%, 12/23/25[2,14,19]	200	213,000	0.2
Royal Bank of Scotland Group plc, Jr Sub Nt, (United Kingdom), VAR, 7.500%, 08/10/20[14,19]	257	253,466	0.2
Royal Bank of Scotland Group plc, Sub Nt, (United Kingdom),
6.100%, 06/10/23[19]	535	568,466	0.5
6.125%, 12/15/22[19]	503	532,574	0.5

		3,190,429	3.0
CAPITAL MARKETS — 0.6%
E*TRADE Financial Corp., Sr Unsec’d Nt, 5.375%, 11/15/22[19]	78	81,704	0.1
Goldman Sachs Group, Inc. (The), Jr Sub Nt, Series M, VAR, 5.375%, 05/10/20[14,19]	264	269,940	0.3
LPL Holdings, Inc., Private Placement, Co Guar, 5.750%, 09/15/25[2]	112	113,596	0.1
MSCI, Inc., Private Placement, Co Guar, 5.250%, 11/15/24[2]	59	62,098	0.1

		527,338	0.6
CONSUMER FINANCE — 2.1%
Ally Financial, Inc., Co Guar, 8.000%, 11/01/31[19]	237	283,215	0.3
Ally Financial, Inc., Sr Unsec’d Nt,
3.600%, 05/21/18[19]	197	199,462	0.2
4.125%, 03/30/20[19]	650	663,000	0.6
4.625%, 05/19/22	79	80,580	0.1
4.625%, 03/30/25[19]	225	223,875	0.2
General Motors Financial Co., Inc., Co Guar, 4.250%, 05/15/23	38	39,207	0.0	[12]
ILFC E-Capital Trust II, Private Placement, VAR, 4.910%, 12/21/65[2,19]	520	488,800	0.5
Springleaf Finance Corp., Co Guar,
7.750%, 10/01/21	84	89,460	0.1
8.250%, 12/15/20[19]	113	123,453	0.1

		2,191,052	2.1
DIVERSIFIED FINANCIAL SERVICES — 1.4%
ACE Cash Express, Inc., Private Placement, Sr Sec’d Nt, 11.000%, 02/01/19[2,19]	327	323,730	0.3
CNG Holdings, Inc., Private Placement, Sr Sec’d Nt, 9.375%, 05/15/20[2]	494	450,775	0.4
Dana Financing Luxembourg Sarl, Private Placement, Co Guar, 5.750%, 04/15/25[2]	166	167,452	0.2
Intelsat Connect Finance SA, Private Placement, Co Guar, (Luxembourg), 12.500%, 04/01/22[2]	87	77,648	0.1
Nationstar Mortgage LLC, Co Guar,
6.500%, 07/01/21	28	28,350	0.0	[12]
6.500%, 06/01/22	96	96,000	0.1
7.875%, 10/01/20	235	243,666	0.2
Syniverse Foreign Holdings Corp., Private Placement, Co Guar, 9.125%, 01/15/22[2]	110	106,150	0.1

		1,493,771	1.4
INSURANCE — 0.4%
CNO Financial Group, Inc., Sr Unsec’d Nt, 5.250%, 05/30/25[19]	154	157,947	0.2
Fidelity & Guaray Life Holdings, Inc., Private Placement, Sr Unsec’d Nt, 6.375%, 04/01/21[2,19]	93	93,232	0.1
NFP Corp., Private Placement, Sr Unsec’d Nt, 9.000%, 07/15/21[2,19]	136	143,732	0.1

		394,911	0.4
THRIFTS & MORTGAGE FINANCE — 0.4%
Ladder Capital Finance Holdings LLLP, Private Placement, Sr Unsec’d Nt, 5.250%, 03/15/22[2]	104	104,780	0.1
Quicken Loans, Inc., Private Placement, Co Guar, 5.750%, 05/01/25[2]	248	243,660	0.2
Radian Group, Inc., Sr Unsec’d Nt, 7.000%, 03/15/21	76	84,075	0.1

		432,515	0.4

Total Financials		8,230,016	7.9

HEALTH CARE — 11.6%
HEALTH CARE EQUIPMENT & SUPPLIES — 1.1%
Alere, Inc., Co Guar, 6.500%, 06/15/20[19]	220	221,650	0.2
Alere, Inc., Private Placement, Co Guar, 6.375%, 07/01/23[2]	47	47,764	0.0	[12]

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2017 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
HEALTH CARE EQUIPMENT & SUPPLIES — (continued)
Hologic, Inc., Private Placement, Co Guar, 5.250%, 07/15/22[2,19]	$202	$211,847	0.2%
Mallinckrodt International Finance SA, Private Placement, Co Guar,
5.500%, 04/15/25[2]	135	124,200	0.1
5.625%, 10/15/23[2]	179	170,050	0.2
5.750%, 08/01/22[2]	210	206,955	0.2
Sterigenics-Nordion Holdings LLC, Private Placement, Sr Unsec’d Nt, 6.500%, 05/15/23[2]	60	61,350	0.1
Teleflex, Inc., Co Guar,
4.875%, 06/01/26	18	18,090	0.0	[12]
5.250%, 06/15/24[19]	105	107,100	0.1

		1,169,006	1.1
HEALTH CARE PROVIDERS & SERVICES — 7.5%
Acadia Healthcare Co., Inc., Co Guar,
5.125%, 07/01/22[19]	105	106,050	0.1
5.625%, 02/15/23	70	72,493	0.1
6.125%, 03/15/21[19]	108	110,430	0.1
6.500%, 03/01/24	133	139,983	0.1
Centene Corp., Sr Unsec’d Nt,
4.750%, 01/15/25	140	140,788	0.2
5.625%, 02/15/21[19]	180	188,388	0.2
6.125%, 02/15/24	120	128,850	0.1
Community Health Systems, Inc., Co Guar,
6.875%, 02/01/22	224	191,800	0.2
7.125%, 07/15/20	133	121,861	0.1
Community Health Systems, Inc., Sr Sec’d Nt, 5.125%, 08/01/21[19]	76	75,145	0.1
DaVita HealthCare Partners, Inc., Co Guar,
5.000%, 05/01/25[19]	235	234,267	0.3
5.125%, 07/15/24[19]	222	224,220	0.2
Envision Healthcare Corp., Co Guar, 5.625%, 07/15/22	125	128,125	0.1
Envision Healthcare Corp., Private Placement, Co Guar, 5.125%, 07/01/22[2,19]	140	142,493	0.1
Fresenius Medical Care US Finance II, Inc., Private Placement, Co Guar, (Germany),
4.125%, 10/15/20[2]	95	96,045	0.1
4.750%, 10/15/24[2]	55	55,825	0.1
5.875%, 01/31/22[2]	105	113,663	0.1
Fresenius Medical Care US Finance, Inc., Private Placement, Co Guar, (Germany), 5.750%, 02/15/21[2]	90	97,425	0.1
HEALTH CARE PROVIDERS & SERVICES — (continued)
HCA Holdings, Inc., Sr Unsec’d Nt, 6.250%, 02/15/21[19]	319	344,321	0.3
HCA, Inc., Co Guar,
Series 1, 5.875%, 05/01/23[19]	180	194,400	0.2
5.375%, 02/01/25[19]	377	392,080	0.4
5.875%, 02/15/26[19]	160	168,942	0.1
7.500%, 02/15/22[19]	270	308,813	0.3
HCA, Inc., Sr Sec’d Nt,
3.750%, 03/15/19[19]	122	124,745	0.1
4.500%, 02/15/27[19]	155	155,000	0.1
5.000%, 03/15/24[19]	184	192,970	0.2
5.250%, 04/15/25[19]	170	180,625	0.2
5.250%, 06/15/26[19]	175	183,330	0.2
5.875%, 03/15/22[19]	100	110,000	0.1
6.500%, 02/15/20[19]	275	300,954	0.3
IASIS Healthcare LLC, Co Guar, 8.375%, 05/15/19[19]	570	545,775	0.5
LifePoint Health, Inc., Co Guar, 5.500%, 12/01/21[19]	144	149,400	0.2
LifePoint Health, Inc., Private Placement, Co Guar, 5.375%, 05/01/24[2]	28	28,476	0.0	[12]
MPH Acquisition Holdings LLC, Private Placement, Co Guar, 7.125%, 06/01/24[2]	425	456,928	0.4
Team Health Holdings, Inc., Private Placement, Co Guar, 6.375%, 02/01/25[2]	244	239,120	0.2
Tenet Healthcare Corp., Private Placement, Sec’d Nt, 7.500%, 01/01/22[2]	60	64,800	0.1
Tenet Healthcare Corp., Sr Sec’d Nt,
4.500%, 04/01/21	75	75,000	0.0	[12]
4.750%, 06/01/20	75	76,628	0.1
6.000%, 10/01/20[19]	173	182,947	0.2
6.250%, 11/01/18[19]	105	110,184	0.1
Tenet Healthcare Corp., Sr Unsec’d Nt,
5.500%, 03/01/19[19]	400	405,000	0.4
6.750%, 02/01/20	30	30,450	0.0	[12]
6.750%, 06/15/23[19]	185	181,763	0.2
8.000%, 08/01/20[19]	144	145,440	0.1
8.125%, 04/01/22[19]	64	66,720	0.1

		7,782,662	7.5

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2017 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
HEALTH CARE TECHNOLOGY — 0.3%
Quintiles IMS, Inc., Private Placement, Co Guar,
4.875%, 05/15/23[2,19]	$120	$121,650	0.1%
5.000%, 10/15/26[2,19]	200	200,750	0.2

		322,400	0.3
PHARMACEUTICALS — 2.7%
Capsugel SA, Private Placement, Co Guar, 7.000% (cash), 05/15/19[2,17]	70	69,825	0.1
Celtic Pharma Phinco BV, Co Guar, VAR, 17.000%, 06/15/12[1,4]	2,805	281	0.0	[12]
Concordia International Corp., Private Placement, Sr Sec’d Nt, (Canada), 9.000%, 04/01/22[2]	57	41,111	0.0	[12]
Concordia International Corp., Private Placement, Sr Unsec’d Nt, (Canada), 7.000%, 04/15/23[2]	476	92,820	0.1
Endo Finance LLC, Private Placement, Co Guar, 5.750%, 01/15/22[2]	185	168,350	0.2
Endo Ltd., Private Placement, Co Guar,
6.000%, 07/15/23[2]	285	249,375	0.2
6.000%, 02/01/25[2]	215	183,288	0.2
Valeant Pharmaceuticals International, Inc., Private Placement, Co Guar,
5.375%, 03/15/20[2,19]	295	264,025	0.3
5.875%, 05/15/23[2,19]	574	445,567	0.4
6.375%, 10/15/20[2,19]	158	142,990	0.1
6.750%, 08/15/18[2]	30	30,056	0.0	[12]
6.750%, 08/15/21[2,19]	211	181,988	0.2
7.000%, 10/01/20[2,19]	319	290,290	0.3
7.250%, 07/15/22[2]	184	156,860	0.2
7.500%, 07/15/21[2,19]	152	133,190	0.1
Valeant Pharmaceuticals International, Inc., Private Placement, Sr Sec’d Nt,
6.500%, 03/15/22[2]	87	89,501	0.1
7.000%, 03/15/24[2]	188	192,935	0.2

		2,732,452	2.7

Total Health Care		12,006,520	11.6

INDUSTRIALS — 14.6%
AEROSPACE & DEFENSE — 2.1%
Alcoa, Inc., Sr Unsec’d Nt,
5.125%, 10/01/24[19]	464	479,312	0.4
5.400%, 04/15/21[19]	100	106,330	0.1
6.150%, 08/15/20	65	70,281	0.1
6.750%, 01/15/28[19]	68	74,588	0.1
AEROSPACE & DEFENSE — (continued)
Bombardier, Inc., Private Placement, Sr Unsec’d Nt, (Canada),
4.750%, 04/15/19[2]	88	89,210	0.1
6.125%, 01/15/23[2]	55	53,900	0.1
7.500%, 03/15/25[2]	152	156,180	0.1
8.750%, 12/01/21[2,19]	406	444,570	0.4
Orbital ATK, Inc., Co Guar,
5.250%, 10/01/21[19]	93	96,139	0.1
5.500%, 10/01/23	35	36,050	0.0	[12]
TransDigm, Inc., Co Guar,
6.000%, 07/15/22[19]	228	230,987	0.2
6.375%, 06/15/26	108	108,063	0.1
TransDigm, Inc., Private Placement, Co Guar, 6.500%, 05/15/25[2]	113	113,989	0.1
Triumph Group, Inc., Co Guar, 4.875%, 04/01/21[19]	148	142,820	0.2

		2,202,419	2.1
AIR FREIGHT & LOGISTICS — 0.3%
XPO Logistics, Inc., Private Placement, Co Guar,
6.125%, 09/01/23[2]	110	114,400	0.1
6.500%, 06/15/22[2,19]	200	210,000	0.2

		324,400	0.3
AIRLINES — 0.5%
United Continental Holdings, Inc., Co Guar, 5.000%, 02/01/24	522	520,043	0.5

BUILDING PRODUCTS — 1.3%
Airxcel, Inc., Private Placement, Sr Sec’d Nt, 8.500%, 02/15/22[2]	81	83,430	0.1
Hardwoods Acquisition, Inc., Private Placement, Sr Sec’d Nt, 7.500%, 08/01/21[2]	248	220,720	0.2
Masonite International Corp., Private Placement, Co Guar, 5.625%, 03/15/23[2,19]	107	109,192	0.1
NCI Building Systems, Inc., Private Placement, Co Guar, 8.250%, 01/15/23[2,19]	140	151,900	0.1
NWH Escrow Corp., Private Placement, Sr Sec’d Nt, 7.500%, 08/01/21[2]	105	92,925	0.1
Standard Industries, Inc., Private Placement, Sr Unsec’d Nt,
5.500%, 02/15/23[2,19]	97	99,183	0.1
6.000%, 10/15/25[2,19]	175	180,687	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2017 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
BUILDING PRODUCTS — (continued)
Summit Materials LLC, Co Guar, 6.125%, 07/15/23[19]	$399	$406,980	0.4%

		1,345,017	1.3
COMMERCIAL SERVICES & SUPPLIES — 3.2%
ACCO Brands Corp., Private Placement, Co Guar, 5.250%, 12/15/24[2]	90	90,450	0.1
ADT Corp. (The), Sr Sec’d Nt,
3.500%, 07/15/22	47	45,002	0.0	[12]
4.125%, 06/15/23[19]	623	594,965	0.6
Covanta Holding Corp., Sr Unsec’d Nt,
5.875%, 03/01/24	80	81,200	0.1
5.875%, 07/01/25	26	26,049	0.0	[12]
Garda World Security Corp., Private Placement, Co Guar, (Canada), 7.250%, 11/15/21[2,19]	440	424,600	0.4
Harland Clarke Holdings Corp., Private Placement, Sr Sec’d Nt,
6.875%, 03/01/20[2,19]	180	182,700	0.2
8.375%, 08/15/22[2]	101	103,525	0.1
ILFC E-Capital Trust I, Private Placement, VAR, 4.660%, 12/21/65[2,19]	450	425,250	0.4
Prime Security Services Borrower LLC, Private Placement, Sec’d Nt, 9.250%, 05/15/23[2,19]	785	860,556	0.9
Quad/Graphics, Inc., Co Guar, 7.000%, 05/01/22[19]	125	125,000	0.1
Quebecor World Capital Corp.,
6.125%, 01/15/16[1,4]	1,415	—	0.0
6.500%, 08/01/27[1,4]	810	—	0.0
RR Donnelley & Sons Co., Sr Unsec’d Nt, 7.000%, 02/15/22	6	6,090	0.0	[12]
West Corp., Private Placement, Co Guar, 5.375%, 07/15/22[2,19]	230	225,975	0.2
West Corp., Private Placement, Sr Sec’d Nt, 4.750%, 07/15/21[2]	93	94,628	0.1

		3,285,990	3.2
CONSTRUCTION & ENGINEERING — 1.2%
AECOM, Co Guar, 5.875%, 10/15/24[19]	360	382,500	0.4
AECOM, Private Placement, Co Guar, 5.125%, 03/15/27[2,19]	435	436,087	0.4
MasTec, Inc., Co Guar, 4.875%, 03/15/23[19]	185	182,688	0.2
CONSTRUCTION & ENGINEERING — (continued)
Tutor Perini Corp., Co Guar, 7.625%, 11/01/18[19]	209	209,261	0.2

		1,210,536	1.2
ELECTRICAL EQUIPMENT — 1.3%
EnerSys, Private Placement, Co Guar, 5.000%, 04/30/23[2]	86	86,537	0.1
International Wire Group, Inc., Private Placement, Sec’d Nt, 10.750%, 08/01/21[2]	215	209,088	0.2
Sensata Technologies BV, Private Placement, Co Guar,
4.875%, 10/15/23[2,19]	117	117,219	0.1
5.000%, 10/01/25[2,19]	138	139,035	0.1
5.625%, 11/01/24[2]	56	58,380	0.1
Vertiv Group Corp., Private Placement, Sr Unsec’d Nt, 9.250%, 10/15/24[2,19]	670	716,900	0.7

		1,327,159	1.3
MACHINERY — 1.7%
ATS Automation Tooling Systems, Inc., Private Placement, Sr Unsec’d Nt, (Canada), 6.500%, 06/15/23[2,19]	182	190,190	0.2
Bluewater Holding BV, Private Placement, Co Guar, (Netherlands), Reg. S, 10.000%, 12/10/19[2]	500	370,000	0.3
Navistar International Corp., Co Guar, 8.250%, 11/01/21[19]	411	410,996	0.4
Novelis Corp., Private Placement, Co Guar,
5.875%, 09/30/26[2]	210	214,200	0.2
6.250%, 08/15/24[2]	225	234,562	0.2
Oshkosh Corp., Co Guar, 5.375%, 03/01/25	59	60,918	0.1
Terex Corp., Private Placement, Co Guar, 5.625%, 02/01/25[2]	291	295,365	0.3

		1,776,231	1.7
MARINE — 0.1%
Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21[1,4]	437	83,030	0.1

PROFESSIONAL SERVICES — 0.5%
AMN Healthcare, Inc., Private Placement, Co Guar, 5.125%, 10/01/24[2]	88	88,880	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2017 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
PROFESSIONAL SERVICES — (continued)
IHS Markit Ltd., Private Placement, Co Guar,
4.750%, 02/15/25[2]	$92	$94,760	0.1%
5.000%, 11/01/22[2]	70	73,325	0.1
Jaguar Holding Co. II, Private Placement, Co Guar, 6.375%, 08/01/23[2]	205	214,225	0.2

		471,190	0.5
ROAD & RAIL — 0.6%
Ashtead Capital, Inc., Private Placement, Sec’d Nt, (United Kingdom),
5.625%, 10/01/24[2]	200	210,500	0.2
6.500%, 07/15/22[2]	200	208,000	0.2
Park Aerospace Holdings Ltd., Private Placement, Co Guar, (Ireland),
5.250%, 08/15/22[2]	93	96,720	0.1
5.500%, 02/15/24[2]	96	99,840	0.1

		615,060	0.6
TRADING COMPANIES & DISTRIBUTORS — 1.8%
Ahern Rentals, Inc., Private Placement, Sec’d Nt, 7.375%, 05/15/23[2,19]	342	294,120	0.3
Aircastle Ltd., Sr Unsec’d Nt,
5.000%, 04/01/23	73	76,832	0.1
5.125%, 03/15/21[19]	105	111,300	0.1
7.625%, 04/15/20	115	128,944	0.1
HD Supply, Inc., Private Placement, Co Guar, 5.750%, 04/15/24[2]	135	141,993	0.1
HD Supply, Inc., Private Placement, Sr Sec’d Nt, 5.250%, 12/15/21[2,19]	155	162,944	0.2
United Rentals North America, Inc., Co Guar,
5.500%, 07/15/25[19]	178	183,340	0.2
5.500%, 05/15/27	180	181,800	0.1
5.750%, 11/15/24	25	26,062	0.0	[12]
5.875%, 09/15/26	55	57,338	0.1
6.125%, 06/15/23	382	399,190	0.4
WESCO Distribution, Inc., Co Guar, 5.375%, 06/15/24	150	153,750	0.1

		1,917,613	1.8

Total Industrials		15,078,688	14.6

INFORMATION TECHNOLOGY — 9.0%
COMMUNICATIONS EQUIPMENT — 1.2%
Avaya, Inc., Private Placement, Sec’d Nt, 10.500%, 03/01/21[1,2,4]	146	24,090	0.0	[12]
Avaya, Inc., Private Placement, Sr Sec’d Nt, 7.000%, 04/01/19[1,2,4]	548	432,920	0.4
CommScope Technologies Finance LLC, Private Placement, Co Guar, 6.000%, 06/15/25[2]	114	119,415	0.1
CommScope Technologies LLC, Private Placement, Co Guar, 5.000%, 03/15/27[2]	105	104,837	0.1
CommScope, Inc., Private Placement, Co Guar,
5.000%, 06/15/21[2]	23	23,632	0.1
5.500%, 06/15/24[2,19]	222	229,564	0.2
Goodman Networks, Inc., Sr Sec’d Nt, 12.225%, 07/01/18[1,4]	347	137,065	0.1
Nokia OYJ, Sr Unsec’d Nt, (Finland),
5.375%, 05/15/19[19]	101	106,555	0.1
6.625%, 05/15/39[19]	100	106,125	0.1

		1,284,203	1.2
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
CDW LLC, Co Guar,
5.000%, 09/01/23	103	104,159	0.1
6.000%, 08/15/22	101	107,244	0.1
Sanmina Corp., Private Placement, Sr Sec’d Nt, 4.375%, 06/01/19[2]	45	46,012	0.1

		257,415	0.3
INTERNET SOFTWARE & SERVICES — 0.7%
Match Group, Inc., Sr Unsec’d Nt, 6.375%, 06/01/24	60	64,912	0.1
Rackspace Hosting, Inc., Private Placement, Co Guar, 8.625%, 11/15/24[2]	51	53,739	0.0	[12]
VeriSign, Inc., Sr Unsec’d Nt, 5.250%, 04/01/25[19]	191	197,924	0.2
Zayo Group LLC, Co Guar,
6.000%, 04/01/23	230	242,937	0.2
6.375%, 05/15/25	80	86,350	0.1
Zayo Group LLC, Private Placement, Co Guar, 5.750%, 01/15/27[2]	106	111,809	0.1

		757,671	0.7

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2017 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
IT SERVICES — 1.8%
Alliance Data Systems Corp., Private Placement, Co Guar,
5.375%, 08/01/22[2]	$160	$161,200	0.1%
5.875%, 11/01/21[2]	65	67,275	0.1
First Data Corp., Private Placement, Co Guar, 7.000%, 12/01/23[2,19]	364	390,390	0.4
First Data Corp., Private Placement, Sec’d Nt, 5.750%, 01/15/24[2,19]	606	625,089	0.6
First Data Corp., Private Placement, Sr Sec’d Nt,
5.000%, 01/15/24[2,19]	395	401,912	0.4
5.375%, 08/15/23[2,19]	55	57,269	0.1
Gartner, Inc., Private Placement, Co Guar, 5.125%, 04/01/25[2]	136	138,550	0.1

		1,841,685	1.8
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.7%
Advanced Micro Devices, Inc., Sr Unsec’d Nt, 7.000%, 07/01/24[19]	151	160,815	0.2
Micron Technology, Inc., Private Placement, Sr Sec’d Nt, 7.500%, 09/15/23[2]	171	190,879	0.2
Micron Technology, Inc., Private Placement, Sr Unsec’d Nt,
5.250%, 08/01/23[2]	40	41,000	0.0	[12]
5.250%, 01/15/24[2]	109	111,964	0.1
5.625%, 01/15/26[2]	82	86,305	0.1
Micron Technology, Inc., Sr Unsec’d Nt,
5.500%, 02/01/25	138	143,175	0.2
5.875%, 02/15/22	21	21,945	0.0	[12]
Microsemi Corp., Private Placement, Co Guar, 9.125%, 04/15/23[2,19]	132	151,635	0.1
NXP BV, Private Placement, Co Guar, (Netherlands),
4.625%, 06/15/22[2,19]	257	271,777	0.3
5.750%, 03/15/23[2,19]	200	211,000	0.2
Qorvo, Inc., Co Guar, 6.750%, 12/01/23[19]	166	180,110	0.2
Versum Materials, Inc., Private Placement, Co Guar, 5.500%, 09/30/24[2]	155	160,231	0.1

		1,730,836	1.7
SOFTWARE — 1.7%
Camelot Finance SA, Private Placement, Sr Unsec’d Nt, 7.875%, 10/15/24[2,19]	281	297,857	0.3
SOFTWARE — (continued)
CURO Financial Technologies Corp., Private Placement, Sr Sec’d Nt, 12.000%, 03/01/22[2]	93	95,790	0.1
Genesys Telecommunications Laboratories Inc., Private Placement, Co Guar, 10.000%, 11/30/24[2]	160	174,000	0.2
Infor Software Parent LLC, Private Placement, Co Guar, 7.130% (cash), 05/01/21[2,17]	108	110,430	0.1
Infor US, Inc., Co Guar, 6.500%, 05/15/22[19]	193	198,327	0.2
Infor US, Inc., Private Placement, Sr Sec’d Nt, 5.750%, 08/15/20[2]	39	40,548	0.0	[12]
Informatica LLC, Private Placement, Sr Unsec’d Nt, 7.125%, 07/15/23[2,19]	74	71,965	0.1
Nuance Communications, Inc., Private Placement, Co Guar, 5.375%, 08/15/20[2]	96	97,622	0.1
Open Text Corp., Private Placement, Co Guar, (Canada),
5.625%, 01/15/23[2]	75	78,000	0.1
5.875%, 06/01/26[2]	157	164,458	0.1
Solera LLC, Private Placement, Sr Unsec’d Nt, 10.500%, 03/01/24[2]	140	159,905	0.1
SS&C Technologies Holdings, Inc., Co Guar, 5.875%, 07/15/23	97	102,578	0.1
Symantec Corp., Private Placement, Sr Unsec’d Nt, 5.000%, 04/15/25[2]	166	169,872	0.2

		1,761,352	1.7
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.6%
Diamond 1 Finance Corp., Private Placement, Co Guar,
5.875%, 06/15/21[2]	95	99,873	0.1
7.125%, 06/15/24[2]	100	110,545	0.1
Diamond 1 Finance Corp., Private Placement, Sr Sec’d Nt,
4.420%, 06/15/21[2]	90	94,108	0.1
5.450%, 06/15/23[2,19]	259	279,412	0.2
6.020%, 06/15/26[2]	259	282,886	0.3
Diebold Nixdorf, Inc., Co Guar, 8.500%, 04/15/24[19]	191	211,055	0.2
EMC Corp., Sr Unsec’d Nt, 2.650%, 06/01/20	75	73,064	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2017 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — (continued)
NCR Corp., Co Guar,
5.000%, 07/15/22	$35	$35,525	0.0	% [12]
5.875%, 12/15/21	15	15,638	0.0	[12]
6.375%, 12/15/23	40	42,100	0.1
Western Digital Corp., Co Guar, 10.500%, 04/01/24	209	246,098	0.3
Western Digital Corp., Private Placement, Sr Sec’d Nt, 7.375%, 04/01/23[2]	129	141,416	0.1

		1,631,720	1.6

Total Information Technology		9,264,882	9.0

MATERIALS — 14.6%
CHEMICALS — 4.0%
Blue Cube Spinco, Inc., Co Guar,
9.750%, 10/15/23[19]	162	193,995	0.2
10.000%, 10/15/25[19]	290	350,175	0.3
CF Industries, Inc., Co Guar,
5.150%, 03/15/34[19]	257	240,295	0.2
5.375%, 03/15/44	40	34,900	0.1
CF Industries, Inc., Private Placement, Sr Sec’d Nt, 4.500%, 12/01/26[2]	85	86,334	0.1
Chemours Co. (The), Co Guar, 7.000%, 05/15/25	135	145,327	0.1
CVR Partners LP, Private Placement, Sec’d Nt, 9.250%, 06/15/23[2,19]	542	556,227	0.5
Gates Global LLC, Private Placement, Co Guar, 6.000%, 07/15/22[2]	194	197,395	0.2
GCP Applied Technologies, Inc., Private Placement, Co Guar, 9.500%, 02/01/23[2,19]	167	189,545	0.2
Hexion, Inc., Sr Sec’d Nt, 6.625%, 04/15/20[19]	832	763,360	0.7
Koppers, Inc., Private Placement, Co Guar, 6.000%, 02/15/25[2]	77	79,503	0.1
Momentive Performance Materials USA, Inc., Co Guar 8.875%, 10/15/20[1,4]	150	—	0.0
Momentive Performance Materials, Inc., Sr Sec’d Nt, 3.880%, 10/24/21[19]	150	147,563	0.1
NOVA Chemicals Corp., Private Placement, Sr Unsec’d Nt, (Canada), 5.000%, 05/01/25[2]	183	186,203	0.2
Nufarm Australia Ltd., Private Placement, Co Guar, (Australia), 6.375%, 10/15/19[2]	166	170,150	0.2
CHEMICALS — (continued)
Olin Corp., Sr Unsec’d Nt, 5.125%, 09/15/27	150	152,535	0.1
PolyOne Corp., Sr Unsec’d Nt, 5.250%, 03/15/23[19]	278	280,085	0.3
Scotts Miracle-Gro Co. (The), Co Guar, 6.000%, 10/15/23	100	106,250	0.1
Scotts Miracle-Gro Co. (The), Private Placement, Co Guar, 5.250%, 12/15/26[2]	73	73,913	0.1
Unifrax I LLC, Private Placement, Co Guar, 7.500%, 02/15/19[2]	230	228,275	0.2

		4,182,030	4.0
CONSTRUCTION MATERIALS — 1.9%
Cemex Finance LLC, Private Placement, Sr Sec’d Nt, (Mexico), 6.000%, 04/01/24[2]	530	556,500	0.6
Cemex SAB de CV, Private Placement, Sr Sec’d Nt, (Mexico),
5.700%, 01/11/25[2]	250	258,225	0.3
6.125%, 05/05/25[2,19]	300	319,035	0.3
7.750%, 04/16/26[2,19]	593	667,125	0.6
US Concrete, Inc., Co Guar, 6.375%, 06/01/24[19]	136	140,760	0.1

		1,941,645	1.9
CONTAINERS & PACKAGING — 2.2%
Ardagh Packaging Finance plc, Private Placement, Sr Sec’d Nt, (Ireland), 4.625%, 05/15/23[2]	200	201,500	0.2
Ball Corp., Co Guar,
5.000%, 03/15/22[19]	150	158,250	0.2
5.250%, 07/01/25[19]	128	135,520	0.1
Berry Plastics Corp., Sec’d Nt, 5.125%, 07/15/23[19]	225	230,625	0.2
BWAY Holding Co., Private Placement, Sr Sec’d Nt, 5.500%, 04/15/24[2]	256	257,920	0.3
Cascades, Inc., Private Placement, Co Guar, (Canada),
5.500%, 07/15/22[2,19]	135	134,662	0.1
5.750%, 07/15/23[2,19]	105	105,000	0.1
Flex Acquisition Co., Inc., Private Placement, Sr Unsec’d Nt, 6.875%, 01/15/25[2]	46	46,949	0.0	[12]

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2017 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
CONTAINERS & PACKAGING — (continued)
Owens-Brockway Glass Container, Inc., Private Placement, Co Guar,
5.000%, 01/15/22[2]	$85	$87,444	0.1%
5.375%, 01/15/25[2,19]	159	161,385	0.2
6.375%, 08/15/25[2]	29	30,993	0.0	[12]
Reynolds Group Issuer, Inc., Private Placement, Co Guar, (New Zealand), 7.000%, 07/15/24[2]	5	5,353	0.0	[12]
Reynolds Group Issuer, Inc., Private Placement, Sr Sec’d Nt, (New Zealand), 5.125%, 07/15/23[2]	90	92,475	0.1
5.750%, 10/15/20[19]	280	288,053	0.3
Sealed Air Corp., Private Placement, Co Guar,
4.875%, 12/01/22[2]	85	88,559	0.1
5.125%, 12/01/24[2]	85	88,294	0.1
6.500%, 12/01/20[2,19]	120	134,400	0.1

		2,247,382	2.2
METALS & MINING — 6.4%
AK Steel Corp., Co Guar, 7.000%, 03/15/27	199	198,254	0.2
AK Steel Corp., Sr Sec’d Nt, 7.500%, 07/15/23[19]	195	211,575	0.2
Alcoa Nederland Holding BV, Private Placement, Co Guar, 6.750%, 09/30/24[2]	200	214,500	0.2
Aleris International, Inc., Private Placement, Sr Sec’d Nt, 9.500%, 04/01/21[2]	135	145,125	0.1
Anglo American Capital plc, Private Placement, Co Guar, (United Kingdom),
4.125%, 09/27/22[2,19]	351	354,510	0.3
4.450%, 09/27/20[2]	100	104,000	0.1
4.875%, 05/14/25[2,19]	200	203,900	0.2
ArcelorMittal, Sr Unsec’d Nt, (Luxembourg),
6.125%, 06/01/25[19]	317	351,870	0.3
7.000%, 02/25/22[19]	553	628,971	0.6
7.500%, 03/01/41	31	34,643	0.1
7.750%, 10/15/39[19]	288	326,880	0.3
Coeur Mining, Inc., Co Guar, 7.875%, 02/01/21	101	104,787	0.1
Commercial Metals Co., Sr Unsec’d Nt, 4.875%, 05/15/23[19]	215	219,300	0.2
METALS & MINING — (continued)
Constellium NV, Private Placement, Sr Unsec’d Nt, (Netherlands), 6.625%, 03/01/25[2]	250	241,250	0.2
Freeport-McMoRan, Inc., Co Guar,
3.550%, 03/01/22	165	153,037	0.2
3.875%, 03/15/23[19]	580	533,380	0.5
4.000%, 11/14/21[19]	253	244,145	0.2
5.400%, 11/14/34	26	22,620	0.0	[12]
5.450%, 03/15/43[19]	404	340,370	0.3
Hecla Mining Co., Co Guar, 6.875%, 05/01/21[19]	205	209,612	0.2
Hudbay Minerals, Inc., Private Placement, Co Guar, (Canada), 7.250%, 01/15/23[2]	60	63,600	0.1
Kaiser Aluminum Corp., Co Guar, 5.875%, 05/15/24	65	67,742	0.1
Lundin Mining Corp., Private Placement, Sr Sec’d Nt, (Canada),
7.500%, 11/01/20[2,19]	107	113,152	0.1
7.875%, 11/01/22[2,19]	160	175,000	0.2
Steel Dynamics, Inc., Co Guar,
5.125%, 10/01/21	40	41,250	0.1
5.250%, 04/15/23[19]	202	208,060	0.2
5.500%, 10/01/24	30	31,350	0.0	[12]
6.375%, 08/15/22[19]	80	83,300	0.1
Steel Dynamics, Inc., Private Placement, Co Guar, 5.000%, 12/15/26[2]	70	70,875	0.1
Teck Resources Ltd., Co Guar, (Canada),
3.000%, 03/01/19	90	91,384	0.1
4.750%, 01/15/22	109	112,679	0.1
5.400%, 02/01/43	95	90,488	0.1
6.000%, 08/15/40[19]	175	176,312	0.2
Teck Resources Ltd., Private Placement, Co Guar, (Canada),
8.000%, 06/01/21[2]	25	27,157	0.0	[12]
8.500%, 06/01/24[2]	95	109,606	0.1
Teck Resources Ltd., Sr Unsec’d Nt, (Canada), 6.125%, 10/01/35	205	211,663	0.2
United States Steel Corp., Private Placement, Sr Sec’d Nt, 8.375%, 07/01/21[2]	67	74,370	0.1

		6,590,717	6.4

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2017 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp., Private Placement, Co Guar, 5.375%, 02/01/25[2,19]	$110	$108,900	0.1%

Total Materials		15,070,674	14.6

REAL ESTATE — 1.5%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.5%
CyrusOne LP, Private Placement, Co Guar,
5.000%, 03/15/24[2]	114	117,135	0.1
5.375%, 03/15/27[2]	68	68,680	0.1
DuPont Fabros Technology LP, Co Guar, 5.875%, 09/15/21	133	138,320	0.1
Equinix, Inc., Sr Unsec’d Nt,
4.875%, 04/01/20[19]	128	131,200	0.1
5.375%, 01/01/22	68	71,570	0.1
5.750%, 01/01/25	48	50,760	0.0	[12]
5.875%, 01/15/26	60	63,825	0.1
Iron Mountain, Inc., Co Guar, 5.750%, 08/15/24[19]	191	194,820	0.2
Iron Mountain, Inc., Private Placement, Co Guar, 6.000%, 10/01/20[2,19]	199	208,453	0.2
MGM Growth Properties Operating Partnership LP, Co Guar, 5.625%, 05/01/24	55	58,025	0.1
SBA Communications Corp., Private Placement, Sr Unsec’d Nt, 4.875%, 09/01/24[2]	15	14,810	0.0	[12]
SBA Communications Corp., Sr Unsec’d Nt, 4.875%, 07/15/22[19]	175	177,625	0.2
Uniti Group, Inc., Private Placement, Sr Sec’d Nt, 6.000%, 04/15/23[2]	209	216,837	0.2

Total Real Estate		1,512,060	1.5

TELECOMMUNICATION SERVICES — 14.9%
DIVERSIFIED TELECOMMUNICATION SERVICES — 9.0%
CCO Holdings LLC, Private Placement, Sr Unsec’d Nt,
5.125%, 05/01/27[2,18]	185	186,272	0.2
5.500%, 05/01/26[2]	275	284,625	0.3
5.750%, 02/15/26[2,19]	621	652,050	0.6
5.875%, 04/01/24[2,19]	649	684,695	0.6
Cincinnati Bell, Inc., Private Placement, Co Guar, 7.000%, 07/15/24[2]	188	197,165	0.2
DIVERSIFIED TELECOMMUNICATION SERVICES — (continued)
Consolidated Communications, Inc., Co Guar, 6.500%, 10/01/22	153	146,880	0.1
Embarq Corp., Sr Unsec’d Nt, 7.995%, 06/01/36[19]	1,753	1,744,235	1.7
Frontier Communications Corp., Sr Unsec’d Nt,
6.250%, 09/15/21[19]	445	413,850	0.4
8.500%, 04/15/20[19]	657	693,135	0.7
9.250%, 07/01/21[19]	192	193,920	0.2
10.500%, 09/15/22[19]	273	276,412	0.2
11.000%, 09/15/25[19]	138	133,774	0.1
Intelsat Jackson Holdings SA, Co Guar, (Luxembourg),
5.500%, 08/01/23	254	208,597	0.2
7.250%, 04/01/19	122	116,357	0.1
7.250%, 10/15/20[19]	203	184,984	0.2
7.500%, 04/01/21	195	175,744	0.2
Intelsat Jackson Holdings SA, Private Placement, Sr Sec’d Nt, (Luxembourg), 8.000%, 02/15/24[2,19]	445	471,700	0.5
Level 3 Financing, Inc., Co Guar,
5.125%, 05/01/23	75	76,688	0.1
5.250%, 03/15/26	130	130,812	0.1
5.375%, 08/15/22	71	73,396	0.1
5.375%, 01/15/24	130	133,088	0.1
5.375%, 05/01/25[19]	150	152,625	0.1
5.625%, 02/01/23[19]	175	181,125	0.2
Qwest Corp., Sr Unsec’d Nt, 7.250%, 09/15/25	130	142,339	0.1
SFR Group SA, Private Placement, Sr Sec’d Nt, (France),
6.000%, 05/15/22[2,19]	400	414,500	0.4
6.250%, 05/15/24[2,19]	200	201,250	0.2
7.375%, 05/01/26[2,19]	200	206,000	0.2
Sprint Capital Corp., Co Guar,
6.875%, 11/15/28[19]	54	57,037	0.1
8.750%, 03/15/32[19]	349	419,673	0.4
Virgin Media Finance plc, Private Placement, Co Guar, (United Kingdom), 6.375%, 04/15/23[2,19]	200	208,500	0.2
Windstream Services LLC, Co Guar,
7.500%, 06/01/22	81	78,570	0.1
7.500%, 04/01/23[19]	122	114,680	0.1

		9,354,678	9.0

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2017 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
WIRELESS TELECOMMUNICATION SERVICES — 5.9%
Hughes Satellite Systems Corp., Private Placement, Co Guar, 6.625%, 08/01/26[2]	$141	$144,172	0.1%
Hughes Satellite Systems Corp., Private Placement, Sr Sec’d Nt, 5.250%, 08/01/26[2]	216	215,460	0.2
SoftBank Group Corp., Private Placement, Co Guar, (Japan), 4.500%, 04/15/20[2,19]	400	411,500	0.4
Sprint Communications, Inc., Private Placement, Co Guar,
7.000%, 03/01/20[2,19]	93	101,370	0.1
9.000%, 11/15/18[2,19]	575	626,031	0.6
Sprint Communications, Inc., Sr Unsec’d Nt,
7.000%, 08/15/20[19]	294	315,683	0.3
8.375%, 08/15/17	8	8,176	0.0	[12]
11.500%, 11/15/21	72	90,360	0.1
Sprint Corp., Co Guar,
7.125%, 06/15/24[19]	940	1,003,450	1.0
7.250%, 09/15/21[19]	182	196,504	0.2
7.625%, 02/15/25[19]	388	423,890	0.4
7.875%, 09/15/23[19]	353	390,947	0.4
Syniverse Holdings, Inc., Co Guar, 9.125%, 01/15/19	20	18,650	0.0	[12]
T-Mobile USA, Inc., Co Guar,
5.125%, 04/15/25	141	145,935	0.1
5.375%, 04/15/27	95	98,088	0.1
6.000%, 03/01/23[19]	102	108,916	0.1
6.000%, 04/15/24	54	57,577	0.1
6.125%, 01/15/22[19]	167	176,394	0.2
6.250%, 04/01/21	224	231,000	0.2
6.375%, 03/01/25[19]	102	109,905	0.1
6.500%, 01/15/24	43	46,440	0.0	[12]
6.500%, 01/15/26[19]	153	167,535	0.2
6.625%, 04/01/23[19]	274	292,407	0.3
6.633%, 04/28/21	246	254,241	0.3
6.731%, 04/28/22	221	229,022	0.2
6.836%, 04/28/23[19]	201	215,070	0.2

		6,078,723	5.9

Total Telecommunication Services		15,433,401	14.9

UTILITIES — 3.8%
ELECTRIC UTILITIES — 0.5%
Terraform Global Operating LLC, Private Placement, Co Guar, 9.750%, 08/15/22[2,19]	408	457,470	0.5
Texas Competitive Electric Holdings Co. LLC,
8.500%, 05/01/20[1,4]	925	2,961	0.0	[12]
8.500%, 05/01/20[1,4]	1,335	4,272	0.0	[12]
11.500%, 10/01/20[1,4]	125	400	0.0	[12]

		465,103	0.5
GAS UTILITIES — 0.4%
AmeriGas Partners LP, Sr Unsec’d Nt,
5.500%, 05/20/25	106	105,205	0.1
5.625%, 05/20/24[19]	110	110,550	0.1
5.750%, 05/20/27	88	86,878	0.1
5.875%, 08/20/26	70	69,650	0.0	[12]
Ferrellgas LP, Co Guar, 6.750%, 06/15/23	76	71,440	0.1

		443,723	0.4
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 2.9%
AES Corp., Sr Unsec’d Nt,
5.500%, 03/15/24[19]	269	273,035	0.3
5.500%, 04/15/25[19]	150	151,875	0.1
Calpine Corp., Private Placement, Sr Sec’d Nt,
5.250%, 06/01/26[2,19]	205	208,075	0.2
5.875%, 01/15/24[2]	74	77,977	0.1
Calpine Corp., Sr Unsec’d Nt,
5.500%, 02/01/24[19]	150	149,203	0.2
5.750%, 01/15/25[19]	131	130,002	0.1
Dynegy, Inc., Co Guar,
5.875%, 06/01/23[19]	347	317,939	0.3
7.375%, 11/01/22[19]	260	258,050	0.2
7.625%, 11/01/24	70	66,762	0.1
Dynegy, Inc., Private Placement, Co Guar, 8.000%, 01/15/25[2]	110	105,325	0.1
GenOn Energy, Inc., Sr Unsec’d Nt, 9.875%, 10/15/20	466	304,065	0.3
NRG Energy, Inc., Co Guar,
6.250%, 07/15/22	75	76,688	0.1
6.250%, 05/01/24[19]	175	174,453	0.2
7.250%, 05/15/26	115	118,450	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2017 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — (continued)
NRG Energy, Inc., Private Placement, Co Guar, 6.625%, 01/15/27[2,19]	$244	$243,390	0.2%
NRG Yield Operating LLC, Private Placement, Co Guar, 5.000%, 09/15/26[2]	100	97,250	0.1
Pattern Energy Group, Inc., Private Placement, Co Guar, 5.875%, 02/01/24[2]	125	126,563	0.1
Talen Energy Supply LLC, Private Placement, Sr Unsec’d Nt, 4.625%, 07/15/19[2]	100	102,250	0.1

		2,981,352	2.9

Total Utilities		3,890,178	3.8

Total Corporate Bonds
(Cost $132,620,928)		132,503,793	128.2

LOAN ASSIGNMENTS — 6.0%
CONSUMER DISCRETIONARY — 0.9%
HOTELS, RESTAURANTS & LEISURE — 0.3%
Graton Economic Development Authority, Incremental Term B Loan, VAR, 4.774%, 09/01/22	113	114,416	0.1
Intrawest Operations Group LLC, Initial Term Loan, VAR, 4.482%, 12/09/20	43	42,953	0.0	[12]
Landry’s, Inc., 1st Lien Term Loan, VAR, 4.041%, 10/04/23	83	83,406	0.1
Scientific Games International, Inc., Term Loan B3, VAR, 4.846% 10/01/21^	53	53,977	0.1

		294,752	0.3
LEISURE PRODUCTS — 0.3%
Delta 2 SARL, 2nd Lien Facility, VAR, 8.068%, 07/29/22	149	150,032	0.1
Delta 2 Sarl, USD Facility B-3, VAR, 4.568%, 07/30/21	100	99,900	0.1
FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	122	118,026	0.1

		367,958	0.3
MEDIA — 0.0%[12]
iHeartCommunications, Inc., Term Loan D, VAR, 7.732%, 01/30/19^	—	—	0.0
MEDIA — (continued)
iHeartCommunications, Inc., Tranche E Term Loan, VAR, 8.482%, 07/30/19^	—	—	0.0
Tribune Media Co., Term Loan B, VAR, 3.982%, 12/27/20	32	31,908	0.0	[12]

		31,908	0.0	[12]
SPECIALTY RETAIL — 0.3%
J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21^	447	270,739	0.3

Total Consumer Discretionary		965,357	0.9

CONSUMER STAPLES — 0.5%
FOOD & STAPLES RETAILING — 0.0%[12]
Rite Aid Corp., 2nd Lien Term Loan, VAR, 5.750%, 08/21/20	45	45,056	0.0	[12]

FOOD PRODUCTS — 0.4%
Moran Foods LLC, Term Loan B, VAR, 7.000%, 11/29/23	365	361,350	0.4

PERSONAL PRODUCTS — 0.1%
Revlon Consumer Products Corp., Term Loan B, VAR, 4.482%, 09/07/23	107	107,340	0.1

Total Consumer Staples		513,746	0.5

ENERGY — 1.6%
ENERGY EQUIPMENT & SERVICES — 0.1%
Floatel International Ltd., Initial Term Loan, VAR, 6.147%, 06/27/20^	111	91,832	0.1

OIL, GAS & CONSUMABLE FUELS — 1.5%
Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	37	37,236	0.0	[12]
California Resources Corp., 1st Lien Second Out Term Loan, VAR, 11.375%, 08/05/21	293	323,276	0.3
Chesapeake Energy Corp., 1st Lien Last Out, VAR, 8.553%, 08/23/21^	424	451,299	0.4
Gulf Finance LLC, 1st Lien Term Loan B, VAR, 6.250%, 07/27/23^	231	230,469	0.2
MEG Energy Corp., 1st Lien Term B Loan, VAR, 4.540%, 12/31/23^	289	288,478	0.3
Western Refining, Inc., 1st Lien Term Loan B, VAR, 5.500%, 06/23/23	260	260,313	0.3

		1,591,071	1.5

Total Energy		1,682,903	1.6

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2017 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
FINANCIALS — 0.2%
CONSUMER FINANCE — 0.2%
Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	$190	$187,050	0.2%

HEALTH CARE — 0.2%
PHARMACEUTICALS — 0.2%
Concordia Healthcare Corp., Initial Dollar Term Loan, VAR, 5.250%, 10/21/21^	197	137,418	0.1
Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, VAR, 5.570%, 04/01/22	116	115,988	0.1

Total Health Care		253,406	0.2

INDUSTRIALS — 0.6%
AIR FREIGHT & LOGISTICS — 0.1%
XPO Logistics, Inc., Term loan B, VAR, 3.108%, 11/01/21	98	98,200	0.1

INDUSTRIAL CONGLOMERATES — 0.4%
Hudson Products Holdings, Inc., Term Loan, VAR, 5.150%, 03/15/19	393	365,156	0.4

MACHINERY — 0.1%
Cortes NP, Term Loan B, VAR, 5.030%, 11/30/23	125	125,770	0.1

Total Industrials		589,126	0.6

INFORMATION TECHNOLOGY — 0.9%
COMMUNICATIONS EQUIPMENT — 0.2%
Avaya, Inc., DIP Term Loan, VAR, 8.500%, 01/24/18[4]	32	32,880	0.0	[12]
Avaya, Inc., Extending Tranche Term Loan B-3, VAR, 5.537%, 10/26/17	45	35,649	0.1
Avaya, Inc., Term Loan B-6, VAR, 6.532%, 03/31/18[4]	100	79,425	0.1

		147,954	0.2
INTERNET SOFTWARE & SERVICES — 0.1%
Genesys Telecommunications Laboratories, Inc., Term Loan B, VAR, 5.025%, 12/01/23	59	59,381	0.0	[12]
GoDaddy, Inc., Term Loan B, VAR, 3.412%, 02/15/24^	75	75,066	0.1

		134,447	0.1
IT SERVICES — 0.3%
Dell Software Group, Term Loan, VAR, 7.000%, 10/31/22	90	90,964	0.1
First Data Corp., Term Loan, VAR, 3.984%, 07/08/22	246	247,810	0.2

		338,774	0.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
Microsemi Corp., Closing Date Term B Loan, VAR, 3.226%, 01/15/23	84	84,774	0.1
ON Semiconductor Corp., 1st Lien Term Loan B, VAR, 4.232%, 03/31/23	86	86,125	0.1

		170,899	0.2
SOFTWARE — 0.1%
SolarWinds, Inc., 1st Lien Term Loan, VAR, 4.500%, 02/03/23	99	99,202	0.1

Total Information Technology		891,276	0.9

MATERIALS — 0.2%
CONTAINERS & PACKAGING — 0.2%
Berry Plastics Corp., Term Loan I, VAR, 3.501%, 10/01/22	61	61,240	0.1
Berry Plastics Corp., Term Loan L, VAR, 3.108%, 01/06/21	45	45,202	0.0	[12]
Viskase Corp., Inc., Initial Term Loan, VAR, 4.397%, 01/30/21	94	90,267	0.1

		196,709	0.2
TELECOMMUNICATION SERVICES — 0.2%
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Cincinnati Bell, Inc., Term Loan, VAR, 4.000%, 09/10/20	61	61,244	0.0	[12]
Consolidated Communications, Inc., Term Loan B-2, VAR, 4.000%, 10/05/23^	96	96,360	0.1

		157,604	0.1
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Syniverse Holdings, Inc., Initial Term Loan, VAR, 4.039%, 04/23/19	100	91,764	0.1

Total Telecommunication Services		249,368	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2017 (Unaudited)

Description	Shares/Par (000)		Value	Percent of Net Assets*
UTILITIES — 0.7%
ELECTRIC UTILITIES — 0.4%
Texas Competitive Electric Holdings Co. LLC, Term Loan, VAR, 3.732%, 08/04/23	$347		$345,963	0.3%
Texas Competitive Electric Holdings Co. LLC, Term Loan C, VAR, 3.732%, 08/04/23	79		79,102	0.1

			425,065	0.4
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.3%
Dynegy, Inc., Term Loan, VAR, 4.250%, 01/12/24	290		290,560	0.3

Total Utilities			715,625	0.7

Total Loan Assignments
(Cost $6,330,978)			6,244,566	6.0

ASSET-BACKED SECURITIES — 0.5%
CWABS Asset-Backed Certificates Trust, Series 2004-13, Class MV8, VAR, 3.328%, 01/25/35	55		2,488	0.0	[12]
Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, VAR, 3.482%, 09/25/34	2		1,160	0.0	[12]
UAL Pass-Through Trust, 7.336%, 07/02/19	54		57,392	0.1
Unipac IX LLC, 13.000%, 12/31/20	325		309,480	0.3
US Airways Pass-Through Trust, 5.375%, 11/15/21	136		141,502	0.1

Total Asset-Backed Securities
(Cost $513,323)			512,022	0.5

Total Fixed Income Investments
(Cost $139,503,433)			139,283,569	134.7

PREFERRED STOCKS — 0.8%
CONSUMER DISCRETIONARY — 0.0%
AUTOMOBILES — 0.0%
General Motors Co., Pfd, 6.250%, 07/15/33	15		—	0.0
General Motors Co., Pfd, 7.250%, 02/15/52	7		—	0.0
General Motors Co., Pfd, 7.250%, 04/15/41	—	[11]	—	0.0
AUTOMOBILES — (continued)
General Motors Co., Pfd, 7.375%, 05/15/48	10		—	0.0
General Motors Co., Pfd, 7.375%, 10/01/51	—	[11]	—	0.0
Motors Liquidation Co., Pfd, 7.250%, 07/15/41	—	[11]	—	0.0

Total Consumer Discretionary			—	0.0

FINANCIALS — 0.8%
BANKS — 0.1%
GMAC Capital Trust I, Pfd, Series 2, VAR, 6.824%, 02/15/40 ($25 par value)	4		91,548	0.1

INSURANCE — 0.7%
Hartford Financial Services Group, Inc. (The), Pfd, VAR, 7.875%, 04/15/42 ($25 par value)	6		185,822	0.2
XLIT Ltd., Pfd, (Bermuda), Series D, VAR, 4.143%, 05/01/17[15] ($1,000 par value)	1		529,175	0.5

			714,997	0.7

Total Financials			806,545	0.8

INDUSTRIALS — 0.0%
MACHINERY — 0.0%
Glasstech, Inc., Pfd[1]	—	[11]	—	0.0

MATERIALS — 0.0%
CONTAINERS & PACKAGING — 0.0%
Constar International, Inc., Pfd, ADR[1]	—	[11]	—	0.0

Total Preferred Stocks
(Cost $882,222)			806,545	0.8

COMMON STOCKS — 0.9%
CONSUMER DISCRETIONARY — 0.0%[12]
MEDIA — 0.0%[12]
New Cotai LLC, Class B, ADR, Private Placement[1,2]	—	[11]	26,352	0.0	[12]

SPECIALTY RETAIL — 0.0%[12]
Nebraska Book Holdings, Inc.[1]	8		118	0.0	[12]

Total Consumer Discretionary			26,470	0.0	[12]

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2017 (Unaudited)

Description	Shares/Par (000)		Value	Percent of Net Assets*
ENERGY — 0.2%
OIL, GAS & CONSUMABLE FUELS — 0.2%
Penn Virginia Corp.[1]	$3		$130,637	0.1%
Sabine Oil & Gas Holdings, Inc.[1]	—	[11]	3,026	0.0	[12]
Stone Energy Corp.[1]	2		35,490	0.1

			169,153	0.2

Total Energy			169,153	0.2

FINANCIALS — 0.0%[12]
DIVERSIFIED FINANCIAL SERVICES — 0.0%[12]
Adelphia Recovery Trust[1]	1,297		1	0.0	[12]

INSURANCE — 0.0%[12]
ACC Claims Holdings LLC[1]	957		9,569	0.0	[12]
Jupiter Holding I Corp.[1]	1		4,690	0.0	[12]

			14,259	0.0	[12]

Total Financials			14,260	0.0	[12]

INDUSTRIALS — 0.0%
MACHINERY — 0.0%
Glasstech, Inc.[1]	—	[11]	—	0.0

MATERIALS — 0.0%
CONTAINERS & PACKAGING — 0.0%
Constar International, Inc., Class A1	4		—	0.0

TELECOMMUNICATION SERVICES — 0.0%[12]
WIRELESS TELECOMMUNICATION SERVICES — 0.0%[12]
NII Holdings, Inc.[1]	23		30,316	0.0	[12]

UTILITIES — 0.7%
ELECTRIC UTILITIES — 0.7%
Vistra Energy Corp.	39		643,394	0.7

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0%[12]
Dynegy, Inc.[1]	2		15,720	0.0	[12]

Total Utilities			659,114	0.7

Total Common Stocks
(Cost $1,460,383)			899,313	0.9

RIGHTS — 0.0%[12]
UTILITIES — 0.0%[12]
ELECTRIC UTILITIES — 0.0%[12]
Vistra Energy Corp., expiring 12/31/49[1] (Cost $–)	39		47,368	0.0	[12]

Description	Par (000)		Value	Percent of Net Assets*
WARRANTS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
SPECIALTY RETAIL — 0.0%
Nebraska Book Co., Inc., expiring 06/29/19 (Strike Price $1.00)[1]	$3		$—	0.0%
Nebraska Book Holdings, Inc., expiring 06/29/19 (Strike Price $1.00)[1]	1		—	0.0

Total Consumer Discretionary			—	0.0

ENERGY — 0.0%[12]
OIL, GAS & CONSUMABLE FUELS — 0.0%[12]
Sabine Oil & Gas Holdings, Inc., expiring 04/13/26[1]	—	[11]	229	0.0	[12]
Sabine Oil & Gas Holdings, Inc., expiring 04/13/26 (Strike Price $1.00)[1]	—	[11]	1,562	0.0	[12]

Total Energy			1,791	0.0	[12]

Total Warrants
(Cost $1,837)			1,791	0.0	[12]

Total Equity Investments
(Cost $2,344,442)			1,755,017	1.7

SHORT-TERM INVESTMENT — 1.6%
INVESTMENT COMPANY — 1.6%
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580%[5,13]
(Cost $1,652,817)	1,653		1,652,817	1.6

TOTAL INVESTMENTS
(Cost $143,500,692)			142,691,403	138.0

Preferred Stock and Liabilities in Excess of Other assets			(39,322,247)	(38.0)

Net Assets Applicable to Common Stockholders			$103,369,156	100.0%

ADR	American Depositary Receipt
Co	Company
Guar	Guaranteed
Jr	Junior
Nt	Note
Pfd	Preferred
Reg. S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2017 (Unaudited)

REITs	Real Estate Investment Trusts
Sec’d	Secured
Sr	Senior
Sub	Subordinate
Unsec’d	Unsecured
VAR	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2017.

*	Applicable to common stockholders.
1	Non-income producing security.
2	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Directors and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $64,505,480 and 62.4% of net assets applicable to common stockholders.
4	Defaulted security. Security has not paid its last interest payment and/or interest is not being accrued.
5	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
7	Step-up bond. Interest rate is effective rate as of March 31, 2017.
11	Amount rounds to less than 500.
12	Amount rounds to less than 0.05%.
13	The rate shown is the current yield as of March 31, 2017.
14	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2017.
15	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of March 31, 2017.
17	Security has the ability to pay in kind “(PIK)” or pay income in cash. When applicable, separate rates of such payments are disclosed.
18	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
19	All or a portion of this security is posted as collateral for the margin loan.
^	All or a portion of the security is unsettled as of March 31, 2017. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,126,058
Aggregate gross unrealized depreciation	(5,935,347)

Net unrealized appreciation/depreciation	$(809,289)

Federal income tax cost of investments	$143,500,692

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2017 (Unaudited)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at March 31, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2017 (Unaudited)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$26,470		$26,470
Energy	169,153	—	—		169,153
Financials	—	—	14,260		14,260
Industrials	—	—	—	(a)	—	(a)
Materials	—	—	—	(a)	—	(a)
Telecommunication Services	30,316	—	—		30,316
Utilities	659,114	—	—		659,114

Total Common Stocks	858,583	—	40,730		899,313

Preferred Stocks
Consumer Discretionary	—	—	—	(a)	—	(a)
Financials	277,370	529,175	—		806,545
Industrials	—	—	—	(a)	—	(a)
Materials	—	—	—	(a)	—	(a)

Total Preferred Stocks	277,370	529,175	—		806,545

Debt Securities
Asset-Backed Securities	—	198,894	313,128		512,022
Convertible Bonds
Consumer Discretionary	—	—	23,188		23,188
Corporate Bonds
Consumer Discretionary	—	25,362,623	—	(a)	25,362,623
Consumer Staples	—	7,152,252	—		7,152,252
Energy	—	19,498,279	4,220		19,502,499
Financials	—	8,230,016	—		8,230,016
Health Care	—	12,006,239	281		12,006,520
Industrials	—	14,995,658	83,030		15,078,688
Information Technology	—	9,264,882	—		9,264,882
Materials	—	15,070,674	—	(a)	15,070,674
Real Estate	—	1,512,060	—		1,512,060
Telecommunication Services	—	15,433,401	—		15,433,401
Utilities	—	3,882,545	7,633		3,890,178

Total Corporate Bonds	—	132,408,629	95,164		132,503,793

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2017 (Unaudited)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Loan Assignments
Consumer Discretionary	$—	$965,357	$—		$965,357
Consumer Staples	—	513,746	—		513,746
Energy	—	1,682,903	—		1,682,903
Financials	—	187,050	—		187,050
Health Care	—	253,406	—		253,406
Industrials	—	589,126	—		589,126
Information Technology	—	891,276	—		891,276
Materials	—	196,709	—		196,709
Telecommunication Services	—	249,368	—		249,368
Utilities	—	715,625	—		715,625

Total Loan Assignments	—	6,244,566	—		6,244,566

Rights
Utilities	$—	$—	$47,368		$47,368
Warrants
Consumer Discretionary	—	—	—	(a)	—	(a)
Energy	1,791	—	—		1,791

Total Warrants	1,791	—	—		1,791

Short-Term Investment
Investment Company	1,652,817	—	—		1,652,817

Total Investments in Securities	$2,790,561	$139,381,264	$519,578		$142,691,403

(a)	Value is zero.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no significant transfers between level 2 and level 3 during the period ended March 31, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of December 31, 2016		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2017
Investments in Securities
Asset-Backed Securities	$330,799		$—	$12,521	$247	$—	$(30,439)	$—	$—	$313,128
Common Stocks — Consumer Discretionary	26,408		—	62	—	—	—	—	—	26,470
Common Stocks — Financials	14,260		—	—	—	—	—	—	—	14,260
Common Stocks — Industrials	—	(a)	—	—	—	—	—	—	—	—	(a)
Common Stocks — Materials	—	(a)	—	—	—	—	—	—	—	—	(a)
Convertible Bonds — Consumer Discretionary	33,405		—	(12,462)	—	2,245	—	—	—	23,188

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2017 (Unaudited)

	Balance as of December 31, 2016		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2017
Corporate Bonds — Consumer Discretionary	$48,250		$—	$—	$—	$—	$—	$—	$(48,250)	$—	(a)
Corporate Bonds — Energy	321,326		—	84	—	—	—	—	(317,190)	4,220
Corporate Bonds — Health Care	280		—	—	—	1	—	—	—	281
Corporate Bonds — Industrials	83,030		—	—	—	—	—	—	—	83,030
Corporate Bonds — Materials	980		(188,351)	188,287	—	—	(916)	—	—	—	(a)
Corporate Bonds — Utilities	88,256		—	(80,623)	—	—	—	—	—	7,633
Preferred Stocks — Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Preferred Stocks — Industrials	—	(a)	—	—	—	—	—	—	—	—	(a)
Preferred Stocks — Materials	—	(a)	—	—	—	—	—	—	—	—	(a)
Rights — Utilities	—		—	47,368	—	—	—	—	—	47,368
Warrants — Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)

Total	$946,994		$(188,351)	$155,237	$247	$2,246	$(31,355)	$—	$(365,440)	$519,578

(a)	Value is zero.
[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at March 31, 2017, which were valued using significant unobservable inputs (level 3) amounted to approximately $(33,050).

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2017 (Unaudited)

Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at March 31, 2017		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$4,690		Market Comparable Companies	EBITDA Multiple (a)	5.0x (5.0x)
				Discount for lack of marketability (b)	20.00% (20.00%)
				Probability of Insolvency	100% (100.00%)
	—		Pending Sale Amount	Expected Recovery	0.01% (0.01%)
	9,571		Terms of Exchange Offer	Expected Recovery	$0.01 ($0.01)

Common Stocks	14,261
			Market Comparable Companies	Probability of Insolvency	100% (100.00%)
	—	(c)	Pending Sale Amount	Expected Recovery	0.00% (0.00%)

Preferred Stocks	—	(c)
	7,914		Pending Distribution Amount	Discount for lack of marketability (b)	15.00% (15.00%)
				Projected Principal Writedown	99.99% - 100.00% (99.99%)

Corporate Bonds	7,914
	23,188		Comparable Transaction	Transaction Price	$10.00 ($10.00)

Convertible Bonds	23,188
	310,640		Discounted Cash Flow	Liquidity Discount	4.50% (4.50%)
				Implied Spread to Index	4.00% (4.00%)
				Constant Prepayment Rate	3.00% (3.00%)
				Constant Default Rate	4.27% (4.27%)
				Yield (Discount Rate of Cash Flows)	9.29% - 17.54% (17.47%)

Asset-Backed Securities	310,640
Warrants	—	(c)	Intrinsic Value	Issue Price vs. Stock Price	(N/A)

Total	$356,003

#	The table above does not include certain Level 3 securities that are valued by brokers and pricing services. At March 31, 2017, the value of these securities was $163,575. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Value is zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement. A significant change in broker pricing information could result in a significantly higher or lower value in such Level 3 instruments.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacholder High Yield Fund, Inc.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 26, 2017

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
May 26, 2017